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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 7 of its series, Evergreen Blue Chip Fund, Evergreen Equity Income Fund, Evergreen Growth and Income Fund, Evergreen Large Cap Value Fund, Evergreen Mid Cap Value Fund, Evergreen Small Cap Value Fund, Evergreen Special Values Fund for the year ended July 31, 2004. These 7 series have a July 31 fiscal year end.

Date of reporting period: July 31, 2004

Item 1 - Reports to Stockholders.

Evergreen Blue Chip Fund

Evergreen Blue Chip Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Blue Chip Fund, which covers the twelve-month period ended July 31, 2004.

As we entered the investment period, our equity portfolio teams had to come to terms with two major developments in the financial markets. First, the equity markets had just experienced a dramatic turnaround during the first half of calendar 2003. Would these gains hold up? Secondly, since the investment period began on the heels of an incredibly volatile period for interest rates, how were our analysts to discount, or value, future earnings growth prospects? Given these developments, and our belief in the sustainability of the economic and profit expansions, we maintained our emphasis on the solid fundamentals supporting growth. In addition, we continued to focus on an accommodative monetary policy from the Federal Reserve, enabling our analysts to discount growth prospects at more "rational" interest rate levels.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. We also believed the improving trend for dividends would eventually play an important role in strengthening total return potential for equity investors. Therefore, the passage of this law not only bolstered our vision, but also supported the market's continued advances.

Increasingly comfortable with our views on the solid foundation for future economic growth, the next

1

LETTER TO SHAREHOLDERS continued

challenge was the level of interest rates. The unraveling of the "deflation trade" in bonds last summer brought the yield on the 10-year Treasury from a low of 3.1% in June to a peak of 4.6% in early August. While a volatile period, our belief in a continued accommodative stance from the Fed was strengthened by the absence of significant payroll growth. It was, and remains, our belief that until payrolls expand to the point that wage inflation emerges, the Fed will likely keep policy less stimulative, rather than more restrictive.

Considering the potential for a rate driven sell-off throughout this period of uncertainty, we were encouraged by the market's ability to hold onto its previous gains. This suggested to us a growing conviction on the improving long-term fundamentals. Economic and profit growth had exceeded expectations in the second half of calendar 2003, and we positioned portfolios to benefit from continued strength in the months ahead. Indeed, the solid fundamentals carried over into the first half of calendar 2004, with GDP growth of approximately 3.5% and corporate profit growth once again in excess of 20%. Yet despite these positives, a combination of geopolitical uncertainties and a fear of higher interest rates combined to dampen market sentiment. The bombings in Madrid and increased terror activity in Iraq resulted in a volatile trading environment for stocks. Conflicting signals on employment growth further increased the uncertainty plaguing the markets. Higher oil and gas prices ignited inflation fears. If that wasn't enough, the rancorous presidential election season provided yet another dose of concern for the markets.

While the equity markets may not appreciate uncertainty, the unknown has always been a condition of investing. As a result, we remind our investors of the importance of diversification, particularly within equity portfolios. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic

2

LETTER TO SHAREHOLDERS continued

and corporate fundamentals. Though fear may periodically dominate market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

We encourage our investors to maintain their long-term diversification strategies for their equity portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2004

MANAGEMENT TEAM

Patricia A. Bannan, CFA
Large Cap Core Growth Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	4/30/1999

Nasdaq symbol	EKNAX	EKNBX	EKNCX	EKNYX

Average annual return*

1 year with sales charge	2.32%	2.81%	6.84%	N/A

1 year w/o sales charge	8.57%	7.81%	7.84%	8.94%

5 year	-5.41%	-5.32%	-4.99%	-4.02%

10 year	7.05%	7.16%	7.18%	7.72%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Blue Chip Fund Class A shares, versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 8.57% for the twelve-month period ended July 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Standard & Poor's 500 Index (S&P 500), returned 13.17%.

The first and second half of the fiscal year ended July 31, 2004 offered two contrasting market environments, each of which had a different impact on performance of the fund. The fund outperformed its benchmark, the S&P 500, during the first half of the period by focusing primarily on high-quality, large capitalization stocks within economically sensitive sectors that typically outperform in an improving economy. Cyclical areas such as the consumer discretionary, industrial, information technology and materials sectors all were emphasized.

However, in the latter months of the fiscal year, this same emphasis held back performance, ultimately causing the fund's underperformance relative to the benchmark. The market posted weaker returns and investors tended to favor value and stable growth stocks. Sectors such as energy and consumer staples, neither of which were emphasized in the fund, outperformed more economically sensitive areas.

The fund's overweight allocation to the industrials sector helped performance. Stock selection in consumer discretionary, energy and telecommunication services sectors also helped support performance. In the industrial sector, the emphasis in the building products and machinery industries was a positive factor. In the consumer discretionary sector, stocks that aided performance included International Game Technology, Starbucks, Coach, and Staples. In the energy sector, Apache, British Petroleum, and Occidental Petroleum all contributed to performance, while Verizon Communications and Western Wireless aided returns in the telecommunications services industry.

The overweight position in information technology, and stock selection within that sector, held back performance during the fiscal year. Within information technology, holdings that detracted from performance included Oracle and BEA Systems. The decisions not to own two better-performing technology stocks, Motorola and Yahoo, also held back performance. Stock selection hurt in the consumer staples sector, as overweight positions in General Mills and Estee Lauder and the underweight position in Altria Group (the former Philip Morris) held back returns. In addition, the fund's underweight in the out-performing energy sector was a detriment.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of July 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:
  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2004	7/31/2004	Period*

Actual
Class A	$1,000.00	$ 949.46	$ 6.93
Class B	$1,000.00	$ 946.20	$ 10.31
Class C	$1,000.00	$ 946.34	$ 10.31
Class I	$1,000.00	$ 951.26	$ 5.48
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,017.75	$ 7.17
Class B	$1,000.00	$1,014.27	$ 10.67
Class C	$1,000.00	$1,014.27	$ 10.67
Class I	$1,000.00	$1,019.24	$ 5.67

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.43% for Class A, 2.13% for Class B, 2.13% for Class C and 1.13% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS A	2004[1]	2003[1]	2002[1]	2001	2000
Net asset value, beginning of period	$21.11	$19.91	$25.69	$34.79	$32.88
Income from investment operations
Net investment income (loss)	-0.04	-0.03	-0.03	0.01	-0.03
Net realized and unrealized gains or losses on securities	1.85	1.23	-5.75	-6.81	4.34
Total from investment operations	1.81	1.20	-5.78	-6.80	4.31
Distributions to shareholders from
Net realized gains	0	0	0	-2.30	-2.40
Net asset value, end of period	$22.92	$21.11	$19.91	$25.69	$34.79
Total return[2]	8.57%	6.03%	-22.50%	-20.47%	13.22%
Ratios and supplemental data
Net assets, end of period (millions)	$185	$215	$220	$329	$467
Ratios to average net assets
Expenses[3]	1.48%	1.57%	1.37%	1.22%	1.15%
Net investment income (loss)	-0.19%	-0.15%	-0.15%	0.02%	-0.04%
Portfolio turnover rate	82%	105%	179%	223%	153%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS B	2004[1]	2003[1]	2002[1]	2001	2000
Net asset value, beginning of period	$20.23	$19.22	$24.99	$34.15	$32.54
Income from investment operations
Net investment loss	-0.20	-0.16	-0.20	-0.21	-0.14
Net realized and unrealized gains or losses on securities	1.78	1.17	-5.57	-6.65	4.15
Total from investment operations	1.58	1.01	-5.77	-6.86	4.01
Distributions to shareholders from
Net realized gains	0	0	0	-2.30	-2.40
Net asset value, end of period	$21.81	$20.23	$19.22	$24.99	$34.15
Total return[2]	7.81%	5.25%	-23.09%	-21.06%	12.40%
Ratios and supplemental data
Net assets, end of period (millions)	$173	$190	$220	$364	$477
Ratios to average net assets
Expenses[3]	2.18%	2.30%	2.12%	1.98%	1.90%
Net investment loss	-0.89%	-0.88%	-0.89%	-0.73%	-0.79%
Portfolio turnover rate	82%	105%	179%	223%	153%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS C	2004[1]	2003[1]	2002[1]	2001	2000
Net asset value, beginning of period	$20.28	$19.28	$25.06	$34.24	$32.63
Income from investment operations
Net investment loss	-0.20	-0.16	-0.20	-0.21	-0.04
Net realized and unrealized gains or losses on securities	1.79	1.16	-5.58	-6.67	4.05
Total from investment operations	1.59	1.00	-5.78	-6.88	4.01
Distributions to shareholders from
Net realized gains	0	0	0	-2.30	-2.40
Net asset value, end of period	$21.87	$20.28	$19.28	$25.06	$34.24
Total return[2]	7.84%	5.19%	-23.06%	-21.06%	12.37%
Ratios and supplemental data
Net assets, end of period (millions)	$9	$10	$11	$19	$22
Ratios to average net assets
Expenses[3]	2.18%	2.30%	2.12%	1.98%	1.90%
Net investment loss	-0.89%	-0.88%	-0.89%	-0.73%	-0.78%
Portfolio turnover rate	82%	105%	179%	223%	153%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS I1	2004[2]	2003[2]	2002[2]	2001	2000
Net asset value, beginning of period	$21.14	$19.89	$25.60	$34.59	$32.62
Income from investment operations
Net investment income	0.02	0.03	0.02	0.06	0.04
Net realized and unrealized gains or losses on securities	1.87	1.22	-5.73	-6.75	4.33
Total from investment operations	1.89	1.25	-5.71	-6.69	4.37
Distributions to shareholders from
Net realized gains	0	0	0	-2.30	-2.40
Net asset value, end of period	$23.03	$21.14	$19.89	$25.60	$34.59
Total return	8.94%	6.28%	-22.30%	-20.26%	13.53%
Ratios and supplemental data
Net assets, end of period (millions)	$4	$7	$9	$14	$16
Ratios to average net assets
Expenses[3]	1.18%	1.30%	1.12%	0.98%	0.90%
Net investment income	0.10%	0.13%	0.10%	0.26%	0.22%
Portfolio turnover rate	82%	105%	179%	223%	153%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

July 31, 2004

	Shares	Value

COMMON STOCKS 95.8%
CONSUMER DISCRETIONARY 11.8%
Auto Components 1.1%
Autoliv, Inc.	49,100	$ 2,066,619
Lear Corp.	34,400	1,896,472
3,963,091
Hotels, Restaurants & Leisure 1.6%
International Game Technology, Inc.	90,000	2,910,600
Starbucks Corp. *	62,300	2,925,608
5,836,208
Household Durables 0.6%
Pulte Homes, Inc.	44,100	2,409,183
Internet & Catalog Retail 0.8%
Amazon.com, Inc. *	35,300	1,373,876
eBay, Inc. *	19,900	1,558,767
2,932,643
Media 2.0%
Comcast Corp., Class A *	92,981	2,547,680
Viacom, Inc., Class A (p)	13,867	472,171
Viacom, Inc., Class B	133,000	4,467,470
7,487,321
Multi-line Retail 1.4%
Nordstrom, Inc.	82,900	3,639,310
Target Corp.	36,700	1,600,120
5,239,430
Specialty Retail 2.7%
Best Buy Co., Inc.	64,300	3,096,688
Lowe's Companies, Inc.	87,200	4,248,384
Staples, Inc.	96,269	2,780,249
10,125,321
Textiles, Apparel & Luxury Goods 1.6%
Nike, Inc., Class B	46,500	3,381,015
Polo Ralph Lauren Corp., Class A	73,097	2,409,277
5,790,292
CONSUMER STAPLES 9.9%
Beverages 4.1%
Anheuser-Busch Companies, Inc.	105,850	5,493,615
Coca-Cola Co.	117,000	5,131,620
PepsiCo, Inc.	90,400	4,520,000
15,145,235
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 4.0%
BJ's Wholesale Club, Inc. *	81,300	$ 1,895,103
CVS Corp.	114,300	4,785,741
Wal-Mart Stores, Inc.	154,725	8,201,972
14,882,816
Household Products 1.5%
Procter & Gamble Co.	107,100	5,585,265
Tobacco 0.3%
Altria Group, Inc.	24,700	1,175,720
ENERGY 5.1%
Oil & Gas 5.1%
Apache Corp.	82,900	3,857,337
BP plc, ADR	121,300	6,836,468
Exxon Mobil Corp.	177,718	8,228,343
18,922,148
FINANCIALS 19.2%
Capital Markets 1.9%
Goldman Sachs Group, Inc.	32,200	2,839,718
Morgan Stanley	86,281	4,256,242
7,095,960
Commercial Banks 5.1%
Bank of America Corp.	112,070	9,527,071
U.S. Bancorp	137,580	3,893,514
Wells Fargo & Co.	60,250	3,458,952
Zions Bancorp	35,400	2,141,700
19,021,237
Consumer Finance 2.0%
American Express Co.	90,400	4,542,600
Capital One Financial Corp.	43,000	2,980,760
7,523,360
Diversified Financial Services 4.2%
Citigroup, Inc.	241,766	10,659,463
J.P. Morgan Chase & Co.	128,576	4,799,742
15,459,205
Insurance 4.2%
American International Group, Inc.	156,716	11,071,985
Hartford Financial Services Group, Inc.	65,300	4,251,030
15,323,015
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 1.8%
Countrywide Financial Corp.	27,300	$ 1,968,330
Fannie Mae	67,400	4,782,704
6,751,034
HEALTH CARE 13.4%
Biotechnology 1.3%
Amgen, Inc. *	66,000	3,754,080
Genentech, Inc. *	22,440	1,092,379
4,846,459
Health Care Equipment & Supplies 3.1%
Baxter International, Inc.	46,600	1,401,262
Boston Scientific Corp. *	26,649	1,019,591
Medtronic, Inc.	44,400	2,205,348
Millipore Corp. *	52,000	2,739,880
St. Jude Medical, Inc. *	28,900	1,968,957
Zimmer Holdings, Inc. *	30,300	2,312,193
11,647,231
Health Care Providers & Services 2.6%
Aetna, Inc.	42,900	3,680,820
Anthem, Inc. * (p)	32,800	2,705,016
Caremark Rx, Inc. *	109,600	3,342,800
9,728,636
Pharmaceuticals 6.4%
Allergan, Inc.	16,062	1,214,930
Johnson & Johnson	127,890	7,068,480
Merck & Co., Inc.	81,800	3,709,630
Pfizer, Inc.	277,882	8,881,109
Wyeth	80,400	2,846,160
23,720,309
INDUSTRIALS 13.3%
Aerospace & Defense 2.6%
Lockheed Martin Corp.	99,700	5,283,103
United Technologies Corp.	46,600	4,357,100
9,640,203
Airlines 0.7%
Southwest Airlines Co.	190,900	2,762,323
Building Products 1.5%
American Standard Companies, Inc. *	78,300	2,966,787
Masco Corp.	81,000	2,449,440
5,416,227
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.9%
Cendant Corp.	138,700	$ 3,173,456
Industrial Conglomerates 5.4%
General Electric Co.	450,350	14,974,137
Tyco International, Ltd.	165,200	5,121,200
20,095,337
Machinery 2.2%
Deere & Co.	71,100	4,465,791
Dover Corp.	96,700	3,837,056
8,302,847
INFORMATION TECHNOLOGY 16.9%
Communications Equipment 3.0%
Cisco Systems, Inc. *	343,100	7,157,066
Corning, Inc. *	160,000	1,977,600
QUALCOMM, Inc.	31,000	2,141,480
11,276,146
Computers & Peripherals 4.2%
Dell, Inc. *	145,000	5,143,150
Hewlett-Packard Co.	153,024	3,083,434
International Business Machines Corp.	56,200	4,893,334
Lexmark International, Inc., Class A *	26,700	2,362,950
15,482,868
IT Services 1.6%
Accenture, Ltd., Class A *	145,900	3,593,517
Cognizant Technology Solutions Corp., Class A *	79,800	2,198,490
5,792,007
Semiconductors & Semiconductor Equipment 2.5%
Altera Corp. *	116,850	2,432,817
Intel Corp.	161,850	3,945,903
Texas Instruments, Inc.	138,550	2,955,272
9,333,992
Software 5.6%
Intuit, Inc. *	48,100	1,800,864
Microsoft Corp.	434,900	12,377,254
Oracle Corp. *	643,750	6,765,812
20,943,930
MATERIALS 4.0%
Chemicals 2.5%
Air Products & Chemicals, Inc.	83,500	4,321,125
Dow Chemical Co.	61,600	2,457,224
PPG Industries, Inc.	44,205	2,605,885
9,384,234
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 0.9%
Alcoa, Inc.	105,200	$ 3,369,556
Paper & Forest Products 0.6%
Weyerhaeuser Co.	32,900	2,039,800
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.6%
Verizon Communications, Inc.	159,650	6,152,911
UTILITIES 0.6%
Multi-Utilities & Unregulated Power 0.6%
ONEOK, Inc.	105,000	2,205,000
Total Common Stocks (cost $324,957,820)		355,981,956
SHORT-TERM INVESTMENTS 4.2%
MUTUAL FUND SHARES 4.2%
Evergreen Institutional U.S. Government Money Market Fund (o)	12,566,319	12,566,319
Navigator Prime Portfolio (pp)	2,977,028	2,977,028
Total Short-Term Investments (cost $15,543,347)		15,543,347
Total Investments (cost $340,501,167) 100.0%		371,525,303
Other Assets and Liabilities 0.0%		(182,322)
Net Assets 100.0%		$ 371,342,981

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of July 31, 2004:

Financials	20.0%
Information Technology	17.7%
Health Care	14.0%
Industrials	13.9%
Consumer Discretionary	12.3%
Consumer Staples	10.3%
Energy	5.3%
Materials	4.2%
Telecommunication Services	1.7%
Utilities	0.6%
100.0%
See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

Assets
Investments in securities, at value (cost $340,501,167)
including $2,922,343 of securities loaned	$ 371,525,303
Receivable for securities sold	2,888,520
Receivable for Fund shares sold	86,754
Dividends receivable	401,756
Receivable for securities lending income	183
Prepaid expenses and other assets	37,339

Total assets	374,939,855

Liabilities
Payable for Fund shares redeemed	503,374
Payable for securities on loan	2,977,028
Advisory fee payable	12,488
Distribution Plan expenses payable	19,527
Due to other related parties	16,792
Accrued expenses and other liabilities	67,665

Total liabilities	3,596,874

Net assets	$ 371,342,981

Net assets represented by
Paid-in capital	$ 540,567,185
Undistributed net investment loss	(23,160)
Accumulated net realized losses on securities	(200,225,180)
Net unrealized gains on securities	31,024,136

Total net assets	$ 371,342,981

Net assets consists of
Class A	$ 185,257,118
Class B	173,194,574
Class C	9,321,776
Class I	3,569,513

Total net assets	$ 371,342,981

Shares outstanding
Class A	8,082,407
Class B	7,941,163
Class C	426,274
Class I	155,018

Net asset value per share
Class A	$ 22.92
Class A -- Offering price (based on sales charge of 5.75%)	$ 24.32
Class B	$ 21.81
Class C	$ 21.87
Class I	$ 23.03

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended July 31, 2004

Investment income
Dividends (net of foreign withholding taxes of $12,533)	$ 5,396,413

Expenses
Advisory fee	2,178,409
Distribution Plan expenses
Class A	628,470
Class B	1,917,552
Class C	101,450
Administrative services fee	417,179
Transfer agent fees	2,188,959
Trustees' fees and expenses	11,611
Printing and postage expenses	72,091
Custodian and accounting fees	101,670
Registration and filing fees	59,265
Professional fees	21,597
Interest expense	308
Other	22,613

Total expenses	7,721,174
Less: Expense reductions	(1,242)
Fee waivers and expense reimbursements	(134,479)

Net expenses	7,585,453

Net investment loss	(2,189,040)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	31,648,451
Net change in unrealized gains or losses on securities	5,267,399

Net realized and unrealized gains or losses on securities	36,915,850

Net increase in net assets resulting from operations	$ 34,726,810

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2004		2003

Operations
Net investment loss		$ (2,189,040)		$ (2,072,665)
Net realized gains or losses on securities		31,648,451		(48,214,425)
Net change in unrealized gains or losses on securities		5,267,399		69,345,798

Net increase in net assets resulting from operations		34,726,810		19,058,708

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	288,760	6,593,170	1,616,431	32,493,921
Class B	354,991	7,751,312	534,256	10,050,328
Class C	160,821	3,563,627	198,883	3,810,553
Class I	25,558	593,903	46,249	901,693

		18,502,012		47,256,495

Automatic conversion of Class B shares to Class A shares
Class A	231,783	5,371,965	236,810	4,610,327
Class B	(242,771)	(5,371,965)	(246,202)	(4,610,327)

		0		0

Payment for shares redeemed
Class A	(2,625,799)	(59,782,142)	(2,719,538)	(52,656,508)
Class B	(1,572,955)	(34,581,555)	(2,354,755)	(43,633,066)
Class C	(226,630)	(5,028,839)	(290,621)	(5,379,971)
Class I	(187,841)	(4,380,188)	(190,538)	(3,754,324)

		(103,772,724)		(105,423,869)

Net decrease in net assets resulting from capital share transactions		(85,270,712)		(58,167,374)

Total decrease in net assets		(50,543,902)		(39,108,666)
Net assets
Beginning of period		421,886,883		460,995,549

End of period		$ 371,342,981		$ 421,886,883

Undistributed net investment loss		$ (23,160)		$ (21,855)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Blue Chip Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an on ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign

19

NOTES TO FINANCIAL STATEMENTS continued

income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee which started at 0.61% and declined to 0.26% as the Fund's average daily net assets increased.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended July 31, 2004, EIMC waived its fee in the amount of $133,503 and reimbursed expenses relating to Class A shares in the amount of $976 which represents 0.03% of the Fund's average daily net assets and 0.00% of the average daily net assets of Class A shares, respectively. As of July 31, 2004, the Fund had $133,503 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting

20

NOTES TO FINANCIAL STATEMENTS continued

at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.52% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended July 31, 2004, the Fund paid brokerage commissions of $261,818 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2004, EIS received $1,502 from the sale of Class A shares and $90,104 and $293 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $336,076,459 and $430,115,340, respectively, for the year ended July 31, 2004.

During the year ended July 31, 2004, the Fund loaned securities to certain brokers. At July 31, 2004, the value of securities on loan and the value of collateral amounted to $2,922,343 and $2,977,028, respectively. During the year ended July 31, 2004, the Fund earned $13,506 in income from securities lending which is included in dividend income on the Statement of Operations.

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $346,909,475. The gross unrealized appreciation and depreciation on securities based on tax cost was $31,445,538 and $6,829,710, respectively, with a net unrealized appreciation of $24,615,828.

As of July 31, 2004, the Fund had $193,816,872 in capital loss carryovers for federal income tax purposes with $136,467,144 expiring in 2010 and $57,349,728 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

21

NOTES TO FINANCIAL STATEMENTS continued

to borrow from, or lend money to, other participating funds. During the year ended July 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Unrealized	Capital Loss
Loss	Appreciation	Carryover

$ 23,160	$ 24,615,828	$ 193,816,872

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended July 31, 2004, the Fund had average borrowings outstanding of $19,494 at a rate of 1.58% and paid interest of $308.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

22

NOTES TO FINANCIAL STATEMENTS continued

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Blue Chip Fund, a series of Evergreen Equity Trust, as of July 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Blue Chip Fund, as of July 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 10, 2004

24

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567504 rv1   9/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Equity Income Fund

Evergreen Equity Income Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
29	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
30	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Equity Income Fund, which covers the twelve-month period ended July 31, 2004.

As we entered the investment period, our equity portfolio teams had to come to terms with two major developments in the financial markets. First, the equity markets had just experienced a dramatic turnaround during the first half of calendar 2003. Would these gains hold up? Secondly, since the investment period began on the heels of an incredibly volatile period for interest rates, how were our analysts to discount, or value, future earnings growth prospects? Given these developments, and our belief in the sustainability of the economic and profit expansions, we maintained our emphasis on the solid fundamentals supporting growth. In addition, we continued to focus on an accommodative monetary policy from the Federal Reserve, enabling our analysts to discount growth prospects at more "rational" interest rate levels.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. We also believed the improving trend for dividends would eventually play an important role in strengthening total return potential for equity investors. Therefore, the passage of this law not only bolstered our vision, but also supported the market's continued advances.

Increasingly comfortable with our views on the solid foundation for future economic growth, the next

1

LETTER TO SHAREHOLDERS continued

challenge was the level of interest rates. The unraveling of the "deflation trade" in bonds last summer brought the yield on the 10-year Treasury from a low of 3.1% in June to a peak of 4.6% in early August. While a volatile period, our belief in a continued accommodative stance from the Fed was strengthened by the absence of significant payroll growth. It was, and remains, our belief that until payrolls expand to the point that wage inflation emerges, the Fed will likely keep policy less stimulative, rather than more restrictive.

Considering the potential for a rate driven sell-off throughout this period of uncertainty, we were encouraged by the market's ability to hold onto its previous gains. This suggested to us a growing conviction on the improving long-term fundamentals. Economic and profit growth had exceeded expectations in the second half of calendar 2003, and we positioned portfolios to benefit from continued strength in the months ahead. Indeed, the solid fundamentals carried over into the first half of calendar 2004, with GDP growth of approximately 3.5% and corporate profit growth once again in excess of 20%. Yet despite these positives, a combination of geopolitical uncertainties and a fear of higher interest rates combined to dampen market sentiment. The bombings in Madrid and increased terror activity in Iraq resulted in a volatile trading environment for stocks. Conflicting signals on employment growth further increased the uncertainty plaguing the markets. Higher oil and gas prices ignited inflation fears. If that wasn't enough, the rancorous presidential election season provided yet another dose of concern for the markets.

While the equity markets may not appreciate uncertainty, the unknown has always been a condition of investing. As a result, we remind our investors of the importance of diversification, particularly within equity portfolios. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic

2

LETTER TO SHAREHOLDERS continued

and corporate fundamentals. Though fear may periodically dominate market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

We encourage our investors to maintain their long-term diversification strategies for their equity portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2004

MANAGEMENT TEAM

Sujatha R. Avutu, CFA
Value Equity Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 8/31/1978

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/3/1995	1/3/1995	1/3/1995	8/31/1978	10/10/2003

Nasdaq symbol	ETRAX	ETRBX	ETRCX	EVTRX	ETRRX

Average annual return*

1 year with sales charge	5.09%	5.71%	9.70%	N/A	N/A

1 year w/o sales charge	11.48%	10.71%	10.70%	11.81%	11.36%

5 year	1.70%	1.80%	2.14%	3.18%	3.09%

10 year	7.57%	7.45%	7.44%	8.46%	8.42%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and R are not subject to a sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and R prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C and R have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and R would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Equity Income Fund Class A shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Russell Mid Cap Value Index (Russell Mid Cap Value) and the Consumer Price Index (CPI).

The Russell 1000 Value and the Russell Mid Cap Value are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 11.48% for the twelve-month period ended July 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Russell 1000 Value Index and the Russell Mid Cap Value Index, returned 17.67% and 23.43%, respectively.

The fiscal year began amid growing optimism about the economy and about opportunities in the stock market. The Federal Reserve Board's accommodative monetary policy and new tax cuts poured liquidity into the markets, while the situation in Iraq appeared to be stabilizing. Stock prices surged during this period led by small-cap and mid-cap stocks as well as value stocks. This supportive activity continued throughout the final months of 2003 and into the beginning of 2004. However, corporate executives then began to advise investors to be cautious about future growth projections, and strong reports of economic growth raised the prospect that the Federal Reserve might begin raising short-term interest rates earlier than anticipated. The strengthening of the U.S. dollar and reports that economic growth in China might slow all added to a re-appraisal of economic and market expectations in early 2004. As the situation changed, stock prices slumped and commodity-related as well as interest-rate sensitive industries fared particularly poorly.

The changed environment in the spring of 2004 had a negative impact on the fund. Managers had overweighted the information technology and industrial sectors and had focused on yield-oriented investments, including financial services, real estate investment trusts, utilities and convertible securities. The economically sensitive areas began underperforming, and the expectation of rising interest rates had a negative impact on the yield-oriented sectors. As a result, performance fell behind the fund's benchmarks. By the close of the fiscal year, management had repositioned the portfolio to benefit from the gradually tightening monetary policy of the Federal Reserve. The fund was emphasizing stable growth sectors such as consumer staples and health care, and underweighting consumer discretionary, telecommunications services, utilities and industrial stocks.

Detracting from performance during the fiscal year was the fund's emphasis on yield-oriented investments, which were sensitive to rising interest rates, as well as information technology and industrial stocks, which fell as investors lowered their expectations for the recovery. Individual stocks that hurt performance included Oracle, which was hurt by controversy over its proposed takeover of PeopleSoft, and drug leader Pfizer, which fell in a general decline of the pharmaceutical industry. The underweighting of ExxonMobil also hurt the fund's performance when that stock outperformed the market.

Helping performance was the emphasis on industrial and basic materials stocks early in the period. Individual contributors included Massey Energy, a coal producer helped by rising energy prices; Texas Instruments, a semiconductor company supported by demand for consumer electronics products; and British energy company BP, which gained as a result of its past investments in its operations.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:
  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2004	7/31/2004	Period*

Actual
Class A	$1,000.00	$ 948.37	$ 6.25
Class B	$1,000.00	$ 945.14	$ 9.62
Class C	$1,000.00	$ 945.00	$ 9.62
Class I	$1,000.00	$ 949.75	$ 4.80
Class R	$1,000.00	$ 946.92	$ 7.02
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,018.45	$ 6.47
Class B	$1,000.00	$1,014.97	$ 9.97
Class C	$1,000.00	$1,014.97	$ 9.97
Class I	$1,000.00	$1,019.94	$ 4.97
Class R	$1,000.00	$1,017.65	$ 7.27

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.29% for Class A, 1.99% for Class B, 1.99% for Class C, 0.99% for Class I and 1.45% for Class R), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS A	2004	2003	2002	2001[1]	2000
Net asset value, beginning of period	$19.57	$17.81	$22.14	$20.86	$22.57
Income from investment operations
Net investment income	0.36	0.46	0.51	0.81	0.98
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.89	1.70	-4.22	1.26	-0.82
Total from investment operations	2.25	2.16	-3.71	2.07	0.16
Distributions to shareholders from
Net investment income	-0.39	-0.40	-0.56	-0.78	-1.01
Net realized gains	0	0	-0.06	-0.01	-0.86
Total distributions to shareholders	-0.39	-0.40	-0.62	-0.79	-1.87
Net asset value, end of period	$21.43	$19.57	$17.81	$22.14	$20.86
Total return[2]	11.48%	12.39%	-16.97%	10.14%	0.74%
Ratios and supplemental data
Net assets, end of period (thousands)	$485,701	$378,882	$62,543	$76,780	$62,692
Ratios to average net assets
Expenses[3]	1.34%	1.40%	1.33%	1.34%	1.49%
Net investment income	1.62%	2.03%	2.55%	3.66%	4.13%
Portfolio turnover rate	137%	112%	106%	60%	115%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS B	2004[1]	2003	2002	2001[1]	2000
Net asset value, beginning of period	$19.40	$17.66	$21.95	$20.68	$22.38
Income from investment operations
Net investment income	0.20	0.31	0.36	0.64	0.73
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.88	1.70	-4.18	1.25	-0.73
Total from investment operations	2.08	2.01	-3.82	1.89	0
Distributions to shareholders from
Net investment income	-0.22	-0.27	-0.41	-0.61	-0.84
Net realized gains	0	0	-0.06	-0.01	-0.86
Total distributions to shareholders	-0.22	-0.27	-0.47	-0.62	-1.70
Net asset value, end of period	$21.26	$19.40	$17.66	$21.95	$20.68
Total return[2]	10.71%	11.57%	-17.60%	9.31%	0.00%
Ratios and supplemental data
Net assets, end of period (thousands)	$121,797	$158,010	$114,726	$161,726	$177,968
Ratios to average net assets
Expenses[3]	2.05%	2.11%	2.08%	2.10%	2.24%
Net investment income	0.92%	1.60%	1.84%	2.93%	3.28%
Portfolio turnover rate	137%	112%	106%	60%	115%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS C	2004[1]	2003	2002	2001[1]	2000
Net asset value, beginning of period	$19.39	$17.65	$21.95	$20.68	$22.38
Income from investment operations
Net investment income	0.20	0.30	0.37	0.62	0.88
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.87	1.71	-4.20	1.27	-0.88
Total from investment operations	2.07	2.01	-3.83	1.89	0
Distributions to shareholders from
Net investment income	-0.23	-0.27	-0.41	-0.61	-0.84
Net realized gains	0	0	-0.06	-0.01	-0.86
Total distributions to shareholders	-0.23	-0.27	-0.47	-0.62	-1.70
Net asset value, end of period	$21.23	$19.39	$17.65	$21.95	$20.68
Total return[2]	10.70%	11.58%	-17.65%	9.31%	0.00%
Ratios and supplemental data
Net assets, end of period (thousands)	$42,447	$25,780	$17,681	$16,871	$9,112
Ratios to average net assets
Expenses[3]	2.04%	2.11%	2.08%	2.09%	2.25%
Net investment income	0.92%	1.62%	1.75%	2.87%	3.43%
Portfolio turnover rate	137%	112%	106%	60%	115%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS I1	2004	2003	2002	2001[2]	2000
Net asset value, beginning of period	$19.57	$17.81	$22.15	$20.87	$22.58
Income from investment operations
Net investment income	0.42	0.47	0.58	0.87	0.94
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.89	1.73	-4.24	1.26	-0.72
Total from investment operations	2.31	2.20	-3.66	2.13	0.22
Distributions to shareholders from
Net investment income	-0.45	-0.44	-0.62	-0.84	-1.07
Net realized gains	0	0	-0.06	-0.01	-0.86
Total distributions to shareholders	-0.45	-0.44	-0.68	-0.85	-1.93
Net asset value, end of period	$21.43	$19.57	$17.81	$22.15	$20.87
Total return	11.81%	12.69%	-16.80%	10.43%	1.00%
Ratios and supplemental data
Net assets, end of period (millions)	$631	$575	$534	$718	$733
Ratios to average net assets
Expenses[3]	1.05%	1.11%	1.08%	1.09%	1.23%
Net investment income	1.92%	2.65%	2.84%	3.93%	4.29%
Portfolio turnover rate	137%	112%	106%	60%	115%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS R	July 31, 2004[1]
Net asset value, beginning of period	$20.33
Income from investment operations
Net investment income	0.25
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.08
Total from investment operations	1.33
Distributions to shareholders from
Net investment income	-0.24
Net asset value, end of period	$21.42
Total return	6.50%
Ratios and supplemental data
Net assets, end of period (thousands)	$1
Ratios to average net assets
Expenses[2]	1.47%[3]
Net investment income	1.41%[3]
Portfolio turnover rate	137%

[1]   For the period from October 10, 2003 (commencement of class operations), to July 31, 2004.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

July 31, 2004

	Shares	Value

COMMON STOCKS 89.0%
CONSUMER DISCRETIONARY 6.3%
Auto Components 0.4%
Superior Industries International, Inc. (p)	139,900	$ 4,573,331
Distributors 0.3%
Adesa, Inc. (p) *	198,567	3,588,105
Hotels, Restaurants & Leisure 0.4%
Starwood Hotels & Resorts Worldwide, Inc., Class B	126,000	5,670,000
Media 1.9%
Clear Channel Communications, Inc.	159,300	5,687,010
Dex Media, Inc. (p) *	238,000	4,583,880
Fox Entertainment Group, Inc., Class A *	154,000	4,162,620
Viacom, Inc., Class B	88,736	2,980,642
Walt Disney Co.	326,600	7,541,194
24,955,346
Multi-line Retail 1.8%
99 Cents Only Stores (p) *	448,500	6,427,005
Kohl's Corp. *	206,300	9,440,288
Target Corp.	167,288	7,293,757
23,161,050
Specialty Retail 1.5%
Best Buy Co., Inc.	113,200	5,451,712
Lowe's Companies, Inc.	168,893	8,228,467
TBC Corp. (p) *	210,746	5,043,152
18,723,331
CONSUMER STAPLES 8.7%
Beverages 3.0%
Anheuser-Busch Companies, Inc.	221,300	11,485,470
Coca-Cola Co.	255,300	11,197,458
Constellation Brands, Inc. Class A *	245,000	9,280,600
PepsiCo, Inc.	129,500	6,475,000
38,438,528
Food & Staples Retailing 1.1%
CVS Corp.	181,100	7,582,657
Wal-Mart Stores, Inc.	120,000	6,361,200
13,943,857
Food Products 1.7%
General Mills, Inc.	239,200	10,740,080
H.J. Heinz Co.	122,000	4,500,580
Sara Lee Corp.	277,700	6,098,292
21,338,952
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.9%
Kimberly-Clark Corp.	96,950	$ 6,211,587
Procter & Gamble Co.	102,000	5,319,300
11,530,887
Tobacco 2.0%
Altria Group, Inc.	368,985	17,563,686
Loews Corp. - Carolina Group (p)	346,000	8,220,960
25,784,646
ENERGY 8.9%
Energy Equipment & Services 0.5%
Schlumberger, Ltd.	112,500	7,236,000
Oil & Gas 8.4%
BP plc, ADR	762,747	42,988,421
ChevronTexaco Corp.	215,257	20,589,332
ConocoPhillips	239,100	18,833,907
Exxon Mobil Corp.	540,438	25,022,279
107,433,939
FINANCIALS 23.1%
Capital Markets 3.0%
American Capital Strategies, Ltd.	149,321	4,364,653
Bank of New York Co., Inc.	244,700	7,030,231
Merrill Lynch & Co., Inc.	228,400	11,356,048
Morgan Stanley	191,794	9,461,198
SEI Investments Co.	188,900	5,793,563
38,005,693
Commercial Banks 4.7%
Bank of America Corp.	490,000	41,654,900
U.S. Bancorp	339,000	9,593,700
Wells Fargo & Co.	149,311	8,571,944
59,820,544
Consumer Finance 0.7%
American Express Co.	130,000	6,532,500
MoneyGram International, Inc. *	156,034	2,917,836
9,450,336
Diversified Financial Services 6.2%
Assured Guaranty, Ltd. *	454,300	7,836,675
Chicago Merchantile Exchange Holdings, Inc.	42,000	5,271,000
Citigroup, Inc.	845,912	37,296,260
J.P. Morgan Chase & Co.	785,400	29,318,982
79,722,917

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 2.9%
ACE, Ltd.	138,950	$ 5,639,981
American International Group, Inc.	73,773	5,212,062
Chubb Corp.	69,800	4,800,844
Hartford Financial Services Group, Inc.	111,300	7,245,630
St. Paul Travelers Companies, Inc.	160,000	5,931,200
XL Capital, Ltd.	345,000	8,252,400
37,082,117
Real Estate 2.0%
American Financial Realty Trust REIT	694,697	9,204,735
Boston Properties, Inc. REIT	85,000	4,496,500
General Growth Properties, Inc. REIT	139,700	4,202,176
Global Signal, Inc. REIT	57,197	1,175,399
Government Properties Trust, Inc. REIT (p)	54,032	537,078
Rayonier, Inc. REIT	150,398	6,614,504
26,230,392
Thrifts & Mortgage Finance 3.6%
Fannie Mae	212,450	15,075,452
New Century Financial Corp. (p)	202,000	9,504,100
PMI Group, Inc.	250,000	10,307,500
Washington Mutual, Inc.	283,894	11,015,087
45,902,139
HEALTH CARE 7.7%
Biotechnology 0.8%
ImClone Systems, Inc. *	86,900	5,120,148
OSI Pharmaceuticals, Inc. (p) *	100,000	6,010,000
11,130,148
Health Care Equipment & Supplies 0.5%
Baxter International, Inc.	206,800	6,218,476
Pharmaceuticals 6.4%
Abbott Laboratories	122,000	4,800,700
Bristol-Myers Squibb Co.	799,645	18,311,871
Eli Lilly & Co.	74,324	4,735,925
Johnson & Johnson	131,641	7,275,798
Merck & Co., Inc.	203,200	9,215,120
Pfizer, Inc.	584,330	18,675,187
Schering-Plough Corp.	581,000	11,306,260
Wyeth	215,750	7,637,550
81,958,411
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 10.5%
Aerospace & Defense 1.9%
Boeing Co.	80,300	$ 4,075,225
Honeywell International, Inc.	207,000	7,785,270
Lockheed Martin Corp.	241,100	12,775,889
24,636,384
Airlines 0.3%
Southwest Airlines Co.	242,000	3,501,740
Commercial Services & Supplies 0.7%
Heidrick & Struggles International, Inc. *	194,000	5,133,240
R. R. Donnelley & Sons Co.	133,000	4,221,420
9,354,660
Industrial Conglomerates 2.4%
Allete, Inc.	288,269	7,990,816
General Electric Co.	695,100	23,112,075
31,102,891
Machinery 4.6%
AGCO Corp. *	406,700	8,508,164
Caterpillar, Inc.	74,900	5,504,401
Cummins, Inc. (p)	86,800	6,026,524
Deere & Co.	165,000	10,363,650
Navistar International Corp. *	172,644	6,206,552
Oshkosh Truck Corp.	88,837	4,705,696
Paccar, Inc.	116,550	6,988,338
SPX Corp. (p)	110,800	4,537,260
Timken Co.	238,700	5,929,308
58,769,893
Road & Rail 0.6%
Laidlaw International, Inc. *	539,600	7,581,380
INFORMATION TECHNOLOGY 10.5%
Communications Equipment 0.3%
Cisco Systems, Inc. *	212,000	4,422,320
Semiconductors & Semiconductor Equipment 1.9%
Altera Corp. *	336,650	7,009,053
Intel Corp.	450,000	10,971,000
Texas Instruments, Inc.	276,700	5,902,011
23,882,064
Software 8.3%
BEA Systems, Inc. *	1,945,800	12,628,242
Cadence Design Systems, Inc. (p) *	1,005,500	13,544,085
Citrix Systems, Inc. *	616,500	10,862,730
Intuit, Inc. *	155,900	5,836,896
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Microsoft Corp.	755,494	$ 21,501,359
Oracle Corp. *	4,000,000	42,040,000
106,413,312
MATERIALS 6.6%
Chemicals 2.3%
Air Products & Chemicals, Inc.	137,800	7,131,150
Dow Chemical Co.	284,000	11,328,760
Lyondell Chemical Co. (p)	317,267	5,767,914
PPG Industries, Inc.	100,000	5,895,000
30,122,824
Containers & Packaging 0.4%
Packaging Corporation of America	194,200	4,536,512
Metals & Mining 3.0%
Alcoa, Inc.	206,900	6,627,007
GrafTech International, Ltd. (p) *	2,178,667	24,030,697
Massey Energy Co. (p)	270,490	7,479,049
38,136,753
Paper & Forest Products 0.9%
MeadWestvaco Corp.	200,000	5,972,000
Weyerhaeuser Co.	88,000	5,456,000
11,428,000
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.1%
SBC Communications, Inc.	468,443	11,870,345
Verizon Communications, Inc.	368,455	14,200,256
26,070,601
Wireless Telecommunications Services 0.5%
Nextel Communications, Inc., Class A *	58,313	1,327,204
Nextel Partners, Inc., Class A *	330,440	5,310,171
6,637,375
UTILITIES 4.1%
Electric Utilities 3.5%
American Electric Power Co., Inc.	150,000	4,666,500
Cinergy Corp. (p)	215,000	8,223,750
Entergy Corp.	110,000	6,325,000
Exelon Corp.	160,000	5,584,000
FirstEnergy Corp.	203,000	7,937,300
TXU Corp.	208,633	8,274,385
Wisconsin Energy Corp.	128,300	4,124,845
45,135,780
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities & Unregulated Power 0.6%
Sempra Energy	202,400	$ 7,235,800
Total Common Stocks (cost $1,089,313,626)		1,140,867,434
CONVERTIBLE PREFERRED STOCKS 5.8%
FINANCIALS 3.1%
Commercial Banks 0.4%
Marshall & Ilsley Corp., 6.50%, 08/15/2007 (p)	176,000	4,576,000
Consumer Finance 1.1%
Capital One Financial Corp., 6.25%, 05/17/2005	284,600	14,634,132
Insurance 1.6%
Genworth Financial, Inc., 6.00%, 05/16/2007 (p)	363,675	10,319,278
Prudential Financial, Inc., 6.75%, 11/15/2004	137,000	9,609,180
19,928,458
HEALTH CARE 1.1%
Health Care Providers & Services 1.1%
Anthem, Inc., 6.00%, 11/15/2004	152,400	14,578,584
UTILITIES 1.6%
Electric Utilities 0.5%
FPL Group, Inc., 8.00%, 02/16/2006	104,700	5,868,435
Multi-Utilities & Unregulated Power 1.1%
Dominion Resources, Inc., 9.50%, 11/16/2004	191,000	10,394,220
Public Service Enterprise Group, Inc., 10.25%, 11/16/2005	69,500	3,864,200
14,258,420
Total Convertible Preferred Stocks (cost $66,448,498)		73,844,029
PREFERRED STOCKS 0.2%
UTILITIES 0.2%
Electric Utilities 0.2%
TXU Corp. (cost $2,088,380) (p)	49,000	2,222,150

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 3.5%
CONSUMER DISCRETIONARY 0.5%
Specialty Retail 0.5%
Gap, Inc., 5.75%, 03/15/2009	$ 4,850,000	7,087,063
HEALTH CARE 0.4%
Biotechnology 0.4%
Oscient Pharmaceuticals Corp., 3.50%, 04/15/2011 144A	5,000,000	4,881,250
See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES continued
INDUSTRIALS 0.9%
Airlines 0.2%
AMR Corp., 4.25%, 09/23/2023	$ 2,800,000	$ 2,086,000
Industrial Conglomerates 0.7%
Tyco International Group SA, 2.75%, 01/15/2018	6,300,000	8,977,500
INFORMATION TECHNOLOGY 1.1%
Communications Equipment 1.1%
Lucent Technologies, Inc., Ser. A, 2.75%, 06/15/2023	11,600,000	14,123,000
MATERIALS 0.6%
Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc., 7.00%, 02/11/2011	5,500,000	8,009,375
Total Convertible Debentures (cost $43,669,549)		45,164,188

	Shares	Value

SHORT-TERM INVESTMENTS 6.8%
MUTUAL FUND SHARES 6.8%
Evergreen Institutional U.S. Government Money Market Fund (o)	7,547,254	7,547,254
Navigator Prime Portfolio (pp)	79,375,217	79,375,217
Total Short-Term Investments (cost $86,922,471)		86,922,471
Total Investments (cost $1,288,442,524) 105.3%		1,349,020,272
Other Assets and Liabilities (5.3%)		(67,716,899)
Net Assets 100.0%		$ 1,281,303,373

(p)	All or a portion of this security is on loan.
*	Non-income producing security
144A
Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.
Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of July 31, 2004:
Financials	26.6%
Information Technology	11.8%
Industrials	11.6%
Health Care	9.4%
Energy	9.1%
Consumer Staples	8.8%
Materials	7.3%
Consumer Discretionary	6.9%
Utilities	5.9%
Telecommunication Services	2.6%
100.0%
See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

Assets
Investments in securities, at value (cost $1,288,442,524)
including $77,607,805 of securities loaned	$ 1,349,020,272
Receivable for securities sold	38,847,105
Receivable for Fund shares sold	175,499
Dividends and interest receivable	3,266,710
Receivable for securities lending income	14,017
Prepaid expenses and other assets	75,263

Total assets	1,391,398,866

Liabilities
Payable for securities purchased	28,600,325
Payable for Fund shares redeemed	1,702,458
Payable for securities on loan	79,375,217
Advisory fee payable	57,456
Distribution Plan expenses payable	25,379
Due to other related parties	11,739
Accrued expenses and other liabilities	322,919

Total liabilities	110,095,493

Net assets	$ 1,281,303,373

Net assets represented by
Paid-in capital	$ 1,200,865,619
Overdistributed net investment income	(238,091)
Accumulated net realized gains on securities and
foreign currency related transactions	20,098,228
Net unrealized gains on securities and
foreign currency related transactions	60,577,617

Total net assets	$ 1,281,303,373

Net assets consists of
Class A	$ 485,700,652
Class B	121,797,499
Class C	42,447,066
Class I	631,357,102
Class R	1,054

Total net assets	$ 1,281,303,373

Shares outstanding
Class A	22,664,259
Class B	5,730,082
Class C	1,999,330
Class I	29,461,165
Class R	49

Net asset value per share
Class A	$ 21.43
Class A -- Offering price (based on sales charge of 5.75%)	$ 22.74
Class B	$ 21.26
Class C	$ 21.23
Class I	$ 21.43
Class R	$ 21.42

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended July 31, 2004

Investment income
Dividends (net of foreign withholding taxes of $460,429)	$ 37,287,841
Interest	719,447

Total investment income	38,007,288

Expenses
Advisory fee	8,499,342
Distribution Plan expenses
Class A	1,356,060
Class B	1,497,865
Class C	393,798
Class R	4
Administrative services fee	1,279,519
Transfer agent fees	3,100,737
Trustees' fees and expenses	101,166
Printing and postage expenses	111,921
Custodian and accounting fees	311,781
Registration and filing fees	97,866
Professional fees	30,349
Interest expense	146
Other	95,332

Total expenses	16,875,886
Less: Expense reductions	(12,093)
Fee waivers and expense reimbursements	(241,350)

Net expenses	16,622,443

Net investment income	21,384,845

Net realized and unrealized gains or losses on securities
and foreign currency related transactions
Net realized gains on:
Securities	125,360,455
Foreign currency related transactions	64,796

Net realized gains on securities and foreign currency related transactions	125,425,251
Net change in unrealized gains or losses on securities and
foreign currency related transactions	(16,287,706)

Net realized and unrealized gains or losses on securities and
foreign currency related transactions	109,137,545

Net increase in net assets resulting from operations	$ 130,522,390

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2004 (a)		2003

Operations
Net investment income		$ 21,384,845		$ 17,868,350
Net realized gains or losses on securities
and foreign currency related transactions		125,425,251		(22,605,780)
Net change in unrealized gains or losses on
securities and foreign currency related
transactions		(16,287,706)		84,933,928

Net increase in net assets resulting from
operations		130,522,390		80,196,498

Distributions to shareholders from
Net investment income
Class A		(8,021,042)		(1,492,385)
Class B		(1,530,464)		(1,479,450)
Class C		(419,265)		(265,993)
Class I		(13,327,682)		(12,849,401)
Class R		(12)		0

Total distributions to shareholders		(23,298,465)		(16,087,229)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	4,496,958	98,563,181	1,049,395	18,994,554
Class B	1,321,449	28,324,898	624,115	11,148,438
Class C	1,236,978	26,346,490	349,484	6,382,199
Class I	2,198,568	46,895,364	491,571	8,813,107
Class R	49	1,000	0	0

		200,130,933		45,338,298

Automatic conversion of Class B shares to
Class A shares
Class A	1,882,406	40,810,875	942,760	16,920,460
Class B	(1,898,560)	(40,810,875)	(950,859)	(16,920,460)

		0		0

Net asset value of shares issued in
reinvestment of distributions
Class A	344,735	7,437,031	74,534	1,311,180
Class B	66,350	1,410,467	78,204	1,354,044
Class C	15,870	339,549	13,777	238,761
Class I	551,548	11,892,800	655,267	11,505,470

		21,079,847		14,409,455

Payment for shares redeemed
Class A	(3,422,309)	(73,970,987)	(1,596,464)	(28,773,675)
Class B	(1,904,768)	(40,841,170)	(1,791,433)	(31,373,839)
Class C	(583,076)	(12,414,092)	(431,149)	(7,583,517)
Class I	(2,654,935)	(57,221,523)	(2,926,563)	(51,848,035)

		(184,447,772)		(119,579,066)

Net asset value of shares issued in acquisition
Class A	0	0	15,379,907	301,924,701
Class B	0	0	3,687,562	71,825,690
Class C	0	0	395,621	7,702,456
Class I	0	0	1,134,545	22,264,501

		0		403,717,348

Net increase in net assets resulting from
capital share transactions		36,763,008		343,886,035

Total increase in net assets		143,986,933		407,995,304
Net assets

Beginning of period		1,137,316,440		729,321,136

End of period		$ 1,281,303,373		$ 1,137,316,440

Undistributed (overdistributed) net
investment income		$ (238,091)		$ 1,853,483

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to July 31, 2004.
See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Equity Income Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class R and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided

22

NOTES TO FINANCIAL STATEMENTS continued

by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

23

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses and certain distributions received from real estate investment trusts.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee which started at 0.725% and declined to 0.675% as the Fund's average daily net assets increased.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended July 31, 2004, EIMC waived its fee in the amount of $228,123 and reimbursed expenses relating to Class A shares in the amount of $13,227 which represents 0.02% of the Fund's average daily net assets and 0.00% of the average daily net assets of Class A shares, respectively. As of July 31, 2004, the Fund had $253,919 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.24% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended July 31, 2004, the Fund paid brokerage commissions of $1,241,919 to Wachovia Securities, LLC.

24

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2004, EIS received $14,296 from the sale of Class A shares and $1,478, $56,979 and $4,854 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on June 13, 2003, the Fund acquired the net assets of Evergreen Value Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Value Fund at an exchange ratio of approximately 0.80 for each respective class of shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $27,961,747. The aggregate net assets of the Fund and Evergreen Value Fund immediately prior to the acquisition were $746,384,091 and $403,717,348, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,150,101,439.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,748,026,146 and $1,718,320,782, respectively, for the year ended July 31, 2004.

During the year ended July 31, 2004, the Fund loaned securities to certain brokers. At July 31, 2004, the value of securities on loan and the value of collateral amounted to $77,607,805 and $79,375,217, respectively. During the year ended July 31, 2004, the Fund earned $351,498 in income from securities lending which is included in dividend income on the Statement of Operations.

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,290,194,605. The gross unrealized appreciation and depreciation on securities based on tax cost was $104,173,740 and $45,348,073, respectively, with a net unrealized appreciation of $58,825,667.

As of July 31, 2004, the Fund had $11,101,232 in capital loss carryovers for federal income tax purposes expiring in 2010.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended July 31, 2004 in accordance with income tax regulations.

25

NOTES TO FINANCIAL STATEMENTS continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2004, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Overdistributed	Long-term	Unrealized	Capital Loss
Ordinary Income	Capital Gain	Appreciation	Carryover

$ 238,091	$ 32,951,410	$ 58,825,667	$ 11,101,232

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and real estate investment trusts.

The tax character of distributions paid was as follows:

	Year Ended July 31,
	2004	2003

Ordinary Income	$ 22,886,206	$ 16,087,229
Long-term Capital Gain	412,259	0

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

26

NOTES TO FINANCIAL STATEMENTS continued

During the year ended July 31, 2004, the Fund had average borrowings outstanding of $9,596 at a rate of 1.53% and paid interest of $146.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

13. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

14. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, repre

27

NOTES TO FINANCIAL STATEMENTS continued

senting what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Equity Income Fund, a series of Evergreen Equity Trust, as of July 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Equity Income Fund, as of July 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 10, 2004

29

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $412,259 for the fiscal year ended July 31, 2004.

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended July 31, 2004 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2004, the Fund designates 100% of ordinary income and short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2004 year-end tax information will be reported to you on your 2004 Form 1099-DIV, which shall be provided to you in early 2005.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567505 rv1   9/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Growth and Income Fund

Evergreen Growth and Income Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Growth and Income Fund, which covers the twelve-month period ended July 31, 2004.

As we entered the investment period, our equity portfolio teams had to come to terms with two major developments in the financial markets. First, the equity markets had just experienced a dramatic turnaround during the first half of calendar 2003. Would these gains hold up? Secondly, since the investment period began on the heels of an incredibly volatile period for interest rates, how were our analysts to discount, or value, future earnings growth prospects? Given these developments, and our belief in the sustainability of the economic and profit expansions, we maintained our emphasis on the solid fundamentals supporting growth. In addition, we continued to focus on an accommodative monetary policy from the Federal Reserve, enabling our analysts to discount growth prospects at more "rational" interest rate levels.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. We also believed the improving trend for dividends would eventually play an important role in strengthening total return potential for equity investors. Therefore, the passage of this law not only bolstered our vision, but also supported the market's continued advances.

Increasingly comfortable with our views on the solid foundation for future economic growth, the next

1

LETTER TO SHAREHOLDERS continued

challenge was the level of interest rates. The unraveling of the "deflation trade" in bonds last summer brought the yield on the 10-year Treasury from a low of 3.1% in June to a peak of 4.6% in early August. While a volatile period, our belief in a continued accommodative stance from the Fed was strengthened by the absence of significant payroll growth. It was, and remains, our belief that until payrolls expand to the point that wage inflation emerges, the Fed will likely keep policy less stimulative, rather than more restrictive.

Considering the potential for a rate driven sell-off throughout this period of uncertainty, we were encouraged by the market's ability to hold onto its previous gains. This suggested to us a growing conviction on the improving long-term fundamentals. Economic and profit growth had exceeded expectations in the second half of calendar 2003, and we positioned portfolios to benefit from continued strength in the months ahead. Indeed, the solid fundamentals carried over into the first half of calendar 2004, with GDP growth of approximately 3.5% and corporate profit growth once again in excess of 20%. Yet despite these positives, a combination of geopolitical uncertainties and a fear of higher interest rates combined to dampen market sentiment. The bombings in Madrid and increased terror activity in Iraq resulted in a volatile trading environment for stocks. Conflicting signals on employment growth further increased the uncertainty plaguing the markets. Higher oil and gas prices ignited inflation fears. If that wasn't enough, the rancorous presidential election season provided yet another dose of concern for the markets.

While the equity markets may not appreciate uncertainty, the unknown has always been a condition of investing. As a result, we remind our investors of the importance of diversification, particularly within equity portfolios. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic

2

LETTER TO SHAREHOLDERS continued

and corporate fundamentals. Though fear may periodically dominate market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

We encourage our investors to maintain their long-term diversification strategies for their equity portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2004

MANAGEMENT TEAM

Walter T. McCormick, CFA
Value Equity Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/1986

	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	10/15/1986

Nasdaq symbol	EGIAX	EGIBX	EGICX	EVVTX

Average annual return*

1 year with sales charge	5.36%	5.97%	9.97%	N/A

1 year w/o sales charge	11.78%	10.97%	10.97%	12.12%

5 year	-2.70%	-2.57%	-2.28%	-1.29%

10 year	7.36%	7.25%	7.25%	8.26%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Growth and Income Fund Class A shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 11.78% for the twelve-month period ended July 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Russell 1000 Value Index ("Russell 1000 Value"), returned 17.67%.

In a changing economic environment, management positioned the portfolio more aggressively during the first five months of the fiscal year, while emphasizing higher quality, more stable growth companies in the latter months. Early in the fiscal year, as the market grew more optimistic about the prospects for a broad economic recovery, the fund performed well. During this period, management emphasized areas such as industrial, technology, basic materials and financial services sectors, while underweighting consumer discretionary and health care companies. In early 2004, however, management anticipated a shift in market leadership and placed greater emphasis on higher quality, more reasonably priced stocks. Management reduced positions in technology and increased the emphasis on the energy and health care sectors, while continuing to overweight the industrial and basic materials sectors and maintaining an underweight in consumer discretionary stocks.

While sector allocations tended to be in line with market trends, poor performance by several individual stocks caused the fund to underperform its benchmark, the Russell 1000 Value, although performance was only slightly less than the median for the Lipper Multi-Cap Core Group peer group.

Although consumer discretionary stocks were underweighted throughout the 12 months, the fund did hold several media-related companies, which proved disappointments for the period. They included Clear Channel, which conducts advertising operations and owns radio and television stations; Viacom, owner of CBS and other entertainment companies; and cable company Comcast which made a controversial and unsuccessful attempt to acquire Disney. The emphasis on major pharmaceutical companies in the second half of the period held back performance relative to the index. Despite inexpensive valuations and strong cash flow, they failed to meet expectations. Disappointments included Wyeth, Merck, Pfizer and Bristol Myers-Squibb. Other poor-performing holdings included software company Oracle and SPX, an industrial company that failed to meet earnings expectations.

The fund's focus on energy stocks helped the fund's performance. Notable contributors included petroleum companies ExxonMobil, ConocoPhillips and BP, as well as coal producer Massey Energy. The investments in FleetBank and AT&T Wireless both helped the fund's performance as each company was acquired at a premium to its stock price. Other strong performers included Tyco International, a diversified industrial company, and Lexmark, producer of printers for personal computers.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:
  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2004	7/31/2004	Period*

Actual
Class A	$1,000.00	$ 956.42	$ 7.59
Class B	$1,000.00	$ 953.12	$11.07
Class C	$1,000.00	$ 953.12	$11.02
Class I	$1,000.00	$ 957.90	$ 6.18
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,017.11	$ 7.82
Class B	$1,000.00	$1,013.53	$11.41
Class C	$1,000.00	$1,013.58	$11.36
Class I	$1,000.00	$1,018.55	$ 6.37

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.56% for Class A, 2.28% for Class B, 2.27% for Class C and 1.27% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS A	2004[1]	2003[1]	2002[1]	2001[1]	2000
Net asset value, beginning of period	$20.02	$18.58	$23.92	$30.72	$29.56
Income from investment operations
Net investment income (loss)	0.07	0.12	0.03	-0.05	-0.09
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	2.21	1.41	-4.39	-3.12	1.85
Total from investment operations	2.28	1.53	-4.36	-3.17	1.76
Distributions to shareholders from
Net investment income	0[2]	-0.09	0	0	0
Net realized gains	-1.45	0	-0.98	-3.63	-0.60
Total distributions to shareholders	-1.45	-0.09	-0.98	-3.63	-0.60
Net asset value, end of period	$20.85	$20.02	$18.58	$23.92	$30.72
Total return[3]	11.78%	8.32%	-18.72%	-11.35%	6.01%
Ratios and supplemental data
Net assets, end of period (millions)	$364	$125	$103	$147	$207
Ratios to average net assets
Expenses[4]	1.61%	1.70%	1.56%	1.51%	1.47%
Net investment income (loss)	0.36%	0.65%	0.14%	-0.19%	-0.28%
Portfolio turnover rate	87%	72%	74%	26%	61%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   Amount represents less than $0.005 per share.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS B	2004[1]	2003[1]	2002[1]	2001[1]	2000
Net asset value, beginning of period	$19.14	$17.80	$23.14	$30.05	$29.14
Income from investment operations
Net investment loss	-0.08	-0.01	-0.12	-0.25	-0.35
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	2.11	1.36	-4.24	-3.03	1.86
Total from investment operations	2.03	1.35	-4.36	-3.28	1.51
Distributions to shareholders from
Net investment income	0	-0.01	0	0	0
Net realized gains	-1.45	0	-0.98	-3.63	-0.60
Total distributions to shareholders	-1.45	-0.01	-0.98	-3.63	-0.60
Net asset value, end of period	$19.72	$19.14	$17.80	$23.14	$30.05
Total return[2]	10.97%	7.60%	-19.37%	-12.03%	5.23%
Ratios and supplemental data
Net assets, end of period (millions)	$272	$242	$313	$505	$706
Ratios to average net assets
Expenses[3]	2.33%	2.43%	2.31%	2.26%	2.22%
Net investment loss	-0.36%	-0.05%	-0.60%	-0.94%	-1.03%
Portfolio turnover rate	87%	72%	74%	26%	61%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS C	2004[1]	2003[1]	2002[1]	2001[1]	2000
Net asset value, beginning of period	$19.14	$17.81	$23.14	$30.05	$29.14
Income from investment operations
Net investment loss	-0.08	-0.01	-0.12	-0.25	-0.36
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	2.11	1.35	-4.23	-3.03	1.87
Total from investment operations	2.03	1.34	-4.35	-3.28	1.51
Distributions to shareholders from
Net investment income	0	-0.01	0	0	0
Net realized gains	-1.45	0	-0.98	-3.63	-0.60
Total distributions to shareholders	-1.45	-0.01	-0.98	-3.63	-0.60
Net asset value, end of period	$19.72	$19.14	$17.81	$23.14	$30.05
Total return[2]	10.97%	7.54%	-19.32%	-12.03%	5.23%
Ratios and supplemental data
Net assets, end of period (millions)	$116	$12	$12	$17	$26
Ratios to average net assets
Expenses[3]	2.31%	2.43%	2.31%	2.26%	2.21%
Net investment loss	-0.35%	-0.07%	-0.60%	-0.94%	-1.02%
Portfolio turnover rate	87%	72%	74%	26%	61%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS I1	2004[2]	2003[2]	2002[2]	2001[2]	2000
Net asset value, beginning of period	$20.26	$18.80	$24.14	$30.90	$29.65
Income from investment operations
Net investment income (loss)	0.13	0.17	0.09	0.01	-0.01
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	2.25	1.44	-4.45	-3.14	1.86
Total from investment operations	2.38	1.61	-4.36	-3.13	1.85
Distributions to shareholders from
Net investment income	-0.03	-0.15	0	0	0
Net realized gains	-1.45	0	-0.98	-3.63	-0.60
Total distributions to shareholders	-1.48	-0.15	-0.98	-3.63	-0.60
Net asset value, end of period	$21.16	$20.26	$18.80	$24.14	$30.90
Total return	12.12%	8.64%	-18.54%	-11.14%	6.30%
Ratios and supplemental data
Net assets, end of period (millions)	$83	$93	$113	$256	$484
Ratios to average net assets
Expenses[3]	1.33%	1.43%	1.31%	1.26%	1.22%
Net investment income (loss)	0.64%	0.94%	0.40%	0.05%	-0.03%
Portfolio turnover rate	87%	72%	74%	26%	61%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

July 31, 2004

	Shares	Value

COMMON STOCKS 97.2%
CONSUMER DISCRETIONARY 7.1%
Media 2.2%
Comcast Corp., Class A *	226,274	$ 6,199,907
Time Warner, Inc. *	381,929	6,359,118
Viacom, Inc., Class B	176,120	5,915,871
18,474,896
Multi-line Retail 0.5%
Target Corp.	101,416	4,421,738
Specialty Retail 2.7%
Best Buy Co., Inc.	87,985	4,237,357
Gap, Inc.(p)	220,071	4,995,612
Home Depot, Inc.	129,000	4,349,880
Lowe's Companies, Inc.	77,600	3,780,672
Staples, Inc.	103,300	2,983,304
TBC Corp. *(p)	82,241	1,968,027
22,314,852
Textiles, Apparel & Luxury Goods 1.7%
Nike, Inc., Class B	117,313	8,529,828
Polo Ralph Lauren Corp., Class A	163,967	5,404,353
13,934,181
CONSUMER STAPLES 7.2%
Beverages 1.5%
Anheuser-Busch Companies, Inc.	79,647	4,133,679
Coca-Cola Co.	85,008	3,728,451
PepsiCo, Inc.	93,435	4,671,750
12,533,880
Food & Staples Retailing 2.5%
BJ's Wholesale Club, Inc. *	261,953	6,106,125
CVS Corp.	264,484	11,073,945
Wal-Mart Stores, Inc.	65,798	3,487,952
20,668,022
Food Products 0.7%
General Mills, Inc.	141,306	6,344,639
Household Products 0.9%
Procter & Gamble Co.	143,474	7,482,169
Tobacco 1.6%
Altria Group, Inc.	275,952	13,135,315
ENERGY 8.2%
Oil & Gas 8.2%
Apache Corp.	113,800	5,295,114
BP plc, ADR	401,523	22,629,836
ConocoPhillips(p)	131,237	10,337,539
Exxon Mobil Corp.	649,438	30,068,979
68,331,468
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS 23.0%
Capital Markets 3.5%
Bank of New York Co., Inc.	221,075	$ 6,351,485
Goldman Sachs Group, Inc.	24,400	2,151,836
Legg Mason, Inc.	48,965	3,845,711
Merrill Lynch & Co., Inc.	123,800	6,155,336
Morgan Stanley	84,406	4,163,748
State Street Corp.(p)	46,003	1,969,388
T. Rowe Price Group, Inc.(p)	95,600	4,418,632
29,056,136
Commercial Banks 6.4%
Bank of America Corp.	315,427	26,814,449
Comerica, Inc.(p)	86,699	5,069,290
U.S. Bancorp	306,222	8,666,083
Wells Fargo & Co.	221,356	12,708,048
53,257,870
Consumer Finance 1.4%
American Express Co.	152,600	7,668,150
Capital One Financial Corp.	65,431	4,535,677
12,203,827
Diversified Financial Services 4.6%
Citigroup, Inc.	567,826	25,035,448
J.P. Morgan Chase & Co.	356,184	13,296,349
38,331,797
Insurance 3.7%
ACE, Ltd.	123,600	5,016,924
American International Group, Inc.	103,397	7,304,998
Chubb Corp.	56,608	3,893,498
Hartford Financial Services Group, Inc.(p)	122,000	7,942,200
Prudential Financial, Inc.	141,538	6,590,010
30,747,630
Real Estate 0.5%
Global Signal, Inc. REIT *	220,000	4,521,000
Thrifts & Mortgage Finance 2.9%
Fannie Mae(p)	252,441	17,913,214
PMI Group, Inc.	153,736	6,338,535
24,251,749
HEALTH CARE 10.4%
Biotechnology 0.4%
Amgen, Inc. *	54,500	3,099,960
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	195,215	$ 5,870,115
Millipore Corp. *	120,461	6,347,090
Stryker Corp.	92,041	4,388,515
16,605,720
Health Care Providers & Services 2.5%
Aetna, Inc.	78,947	6,773,653
Caremark Rx, Inc. *	202,174	6,166,307
HCA, Inc.	207,082	8,003,719
20,943,679
Pharmaceuticals 5.5%
Abbott Laboratories	102,983	4,052,381
Eli Lilly & Co.	69,430	4,424,080
Johnson & Johnson	258,738	14,300,449
Merck & Co., Inc.	149,306	6,771,027
Pfizer, Inc.	520,028	16,620,095
46,168,032
INDUSTRIALS 14.9%
Aerospace & Defense 2.2%
Honeywell International, Inc.	118,728	4,465,360
Lockheed Martin Corp.	156,595	8,297,969
United Technologies Corp.(p)	65,842	6,156,227
18,919,556
Airlines 0.5%
Southwest Airlines Co.	279,797	4,048,663
Building Products 1.0%
Masco Corp.	280,648	8,486,795
Industrial Conglomerates 3.5%
Allete, Inc.	175,000	4,851,000
General Electric Co.	524,545	17,441,121
Tyco International, Ltd.	230,300	7,139,300
29,431,421
Machinery 7.7%
AGCO Corp. *(p)	327,633	6,854,082
Caterpillar, Inc.	59,600	4,380,004
Danaher Corp.(p)	148,808	7,537,125
Deere & Co.	113,661	7,139,047
Donaldson Co., Inc.(p)	310,663	8,272,956
Dover Corp.(p)	217,047	8,612,425
ITT Industries, Inc.	58,851	4,705,138
Navistar International Corp. *(p)	105,865	3,805,847
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Oshkosh Truck Corp.	55,645	$ 2,947,516
SPX Corp.(p)	81,078	3,320,144
Timken Co.	261,717	6,501,050
64,075,334
INFORMATION TECHNOLOGY 11.4%
Communications Equipment 2.5%
Cisco Systems, Inc. *	304,158	6,344,736
Corning, Inc. *	512,196	6,330,743
Lucent Technologies, Inc. *(p)	1,251,830	3,818,081
Motorola, Inc.	256,752	4,090,059
20,583,619
Computers & Peripherals 1.8%
Hewlett-Packard Co.	197,236	3,974,305
International Business Machines Corp.	57,700	5,023,939
Lexmark International, Inc., Class A *	70,962	6,280,137
15,278,381
IT Services 0.6%
First Data Corp.	118,400	5,281,824
Semiconductors & Semiconductor Equipment 1.7%
Altera Corp. *	226,000	4,705,320
Intel Corp.	220,868	5,384,762
Texas Instruments, Inc.	166,860	3,559,124
13,649,206
Software 4.8%
Cadence Design Systems, Inc. *	252,510	3,401,310
Intuit, Inc. *	136,018	5,092,514
Microsoft Corp.	581,577	16,551,681
Oracle Corp. *	1,456,000	15,302,560
40,348,065
MATERIALS 8.5%
Chemicals 4.6%
Air Products & Chemicals, Inc.	166,235	8,602,661
Dow Chemical Co.	225,825	9,008,159
Ecolab, Inc.	213,508	6,511,994
Lyondell Chemical Co.(p)	272,510	4,954,232
PPG Industries, Inc.	82,272	4,849,935
Praxair, Inc.	107,458	4,239,218
38,166,199
Containers & Packaging 0.7%
Pactiv Corp. *	262,149	6,181,473
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 2.4%
Alcoa, Inc.	131,055	$ 4,197,692
Freeport-McMoRan Copper & Gold, Inc., Class B	129,509	4,513,389
Massey Energy Co.	234,456	6,482,708
Phelps Dodge Corp.(p)	66,000	5,144,040
20,337,829
Paper & Forest Products 0.8%
Weyerhaeuser Co.(p)	108,985	6,757,070
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.6%
SBC Communications, Inc.	255,800	6,481,972
Verizon Communications, Inc.	173,000	6,667,420
13,149,392
UTILITIES 4.9%
Electric Utilities 4.1%
Cinergy Corp.(p)	60,700	2,321,775
E.ON AG	68,000	4,837,473
Enel	725,000	5,713,222
Exelon Corp.	146,200	5,102,380
FirstEnergy Corp.	134,409	5,255,392
Pinnacle West Capital Corp.(p)	40,000	1,620,000
Scottish and Southern Energy plc	150,000	1,960,590
TERNA SpA *	650,000	1,391,987
TXU Corp.	164,800	6,535,968
34,738,787
Multi-Utilities & Unregulated Power 0.8%
Dominion Resources, Inc.	61,600	3,909,136
Public Service Enterprise Group, Inc.(p)	62,300	2,429,700
6,338,836
Total Common Stocks (cost $720,547,157)		812,601,010
SHORT-TERM INVESTMENTS 10.3%
MUTUAL FUND SHARES 10.3%
Evergreen Institutional U.S. Government Money Market Fund (o)	10,715,727	10,715,727
Navigator Prime Portfolio (pp)	75,225,619	75,225,619
Total Short-Term Investments (cost $85,941,346)		85,941,346
Total Investments (cost $806,488,503) 107.5%		898,542,356
Other Assets and Liabilities (7.5%)		(62,919,077)
Net Assets 100.0%		$ 835,623,279

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.

15

SCHEDULE OF INVESTMENTS continued

July 31, 2004

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of July 31, 2004:

Financials	23.7%
Industrials	15.4%
Information Technology	11.7%
Health Care	10.7%
Materials	8.8%
Energy	8.4%
Consumer Staples	7.4%
Consumer Discretionary	7.3%
Utilities	5.0%
Telecommunication Services	1.6%
100.0%
See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

Assets
Investments in securities, at value (cost $806,488,503) including $73,339,488 of securities loaned	$ 898,542,356
Receivable for securities sold	21,472,900
Receivable for Fund shares sold	59,748
Dividends receivable	1,441,007
Receivable for securities lending income	1,562
Prepaid expenses and other assets	13,426

Total assets	921,530,999

Liabilities
Payable for securities purchased	7,898,234
Payable for Fund shares redeemed	2,375,127
Payable for securities on loan	75,225,619
Advisory fee payable	35,982
Distribution Plan expenses payable	40,827
Due to other related parties	142,141
Accrued expenses and other liabilities	189,790

Total liabilities	85,907,720

Net assets	$ 835,623,279

Net assets represented by
Paid-in capital	$ 812,577,457
Overdistributed net investment loss	(78,464)
Accumulated net realized losses on securities, written options
and foreign currency related transactions	(68,929,351)
Net unrealized gains on securities and foreign currency related transactions	92,053,637

Total net assets	$ 835,623,279

Net assets consists of
Class A	$ 364,223,900
Class B	272,326,071
Class C	115,868,395
Class I	83,204,913

Total net assets	$ 835,623,279

Shares outstanding
Class A	17,468,892
Class B	13,808,908
Class C	5,874,866
Class I	3,932,105

Net asset value per share
Class A	$ 20.85
Class A -- Offering price (based on sales charge of 5.75%)	$ 22.12
Class B	$ 19.72
Class C	$ 19.72
Class I	$ 21.16

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended July 31, 2004

Investment income
Dividends (net of foreign withholding taxes of $166,714)	$ 14,629,589

Expenses
Advisory fee	5,168,720
Distribution Plan expenses
Class A	833,625
Class B	2,991,640
Class C	904,360
Administrative services fee	759,143
Transfer agent fees	3,955,685
Trustees' fees and expenses	9,785
Printing and postage expenses	128,207
Custodian and accounting fees	193,786
Registration and filing fees	68,900
Professional fees	31,372
Other	35,107

Total expenses	15,080,330
Less: Expense reductions	(3,142)
Fee waivers and expense reimbursements	(296,569)

Net expenses	14,780,619

Net investment loss	(151,030)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	80,036,899
Foreign currency related transactions	36,538

Net realized gains on securities and foreign currency related transactions	80,073,437
Net change in unrealized gains or losses on securities and foreign currency related transactions	(17,019,284)

Net realized and unrealized gains or losses on securities and foreign currency related transactions	63,054,153

Net increase in net assets resulting from operations	$ 62,903,123

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2004		2003

Operations
Net investment income (loss)		$ (151,030)		$ 1,449,914
Net realized gains on securities and foreign currency related transactions		80,073,437		19,283,118
Net change in unrealized gains or losses on securities and foreign currency related transactions		(17,019,284)		11,054,033

Net increase in net assets resulting from operations		62,903,123		31,787,065

Distributions to shareholders from
Net investment income
Class A		(27,999)		(529,435)
Class B		0		(168,543)
Class C		0		(7,009)
Class I		(114,794)		(774,297)
Net realized gains
Class A		(10,601,061)		0
Class B		(15,968,762)		0
Class C		(905,625)		0
Class I		(6,313,046)		0

Total distributions to shareholders		(33,931,287)		(1,479,284)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,453,769	73,707,828	901,937	16,744,013
Class B	458,832	9,279,446	318,689	5,602,275
Class C	167,244	3,375,553	151,273	2,677,751
Class I	543,511	11,735,646	869,641	15,940,617

		98,098,473		40,964,656

Net asset value of shares issued in reinvestment of distributions
Class A	518,564	10,269,088	28,310	500,223
Class B	806,962	15,187,020	9,583	159,826
Class C	39,556	744,435	335	5,596
Class I	273,686	5,498,850	34,487	626,399

		31,699,393		1,292,044

Automatic conversion of Class B shares to Class A shares
Class A	3,331,022	71,176,364	1,386,422	25,415,305
Class B	(3,506,721)	(71,176,364)	(1,448,146)	(25,415,305)

		0		0

Payment for shares redeemed
Class A	(3,302,201)	(70,505,188)	(1,616,353)	(29,342,491)
Class B	(3,924,491)	(79,503,777)	(3,804,193)	(65,753,705)
Class C	(1,508,359)	(30,727,922)	(220,959)	(3,840,057)
Class I	(1,646,673)	(35,390,675)	(2,345,093)	(43,339,885)

		(216,127,562)		(142,276,138)

Net asset value of shares issued in acquisition
Class A	7,245,794	148,176,855	0	0
Class B	7,339,862	142,615,064	0	0
Class C	6,572,650	127,715,256	0	0
Class I	196,167	4,065,539	0	0

		422,572,714		0

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended July 31,
	2004	2003

Net increase (decrease) in net assets resulting from capital share transactions	$ 336,243,018	$ (100,019,438)

Total increase (decrease) in net assets	365,214,854	(69,711,657)
Net assets
Beginning of period	470,408,425	540,120,082

End of period	$ 835,623,279	$ 470,408,425

Overdistributed net investment income (loss)	$ (78,464)	$ (73,751)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Growth and Income Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

21

NOTES TO FINANCIAL STATEMENTS continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

22

NOTES TO FINANCIAL STATEMENTS continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses and certain capital loss carryovers assumed as a result of acquisitions.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee, which started at 0.725% and declined to 0.625% as the Fund's average daily net assets increased

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended July 31, 2004, EIMC waived its fee in the amount of $294,250 and reimbursed expenses relating to Class A shares in the amount of $2,319 which represents 0.04% of the Fund's average daily net assets and 0.00% of the average daily net assets of Class A shares, respectively. As of July 31, 2004, the Fund had $294,250 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

23

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.52% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended July 31, 2004, the Fund paid brokerage commissions of $338,798 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2004, EIS received $3,310 from the sale of Class A shares and $139,008 and $3,003 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on December 5, 2003, the Fund acquired the net assets of Evergreen Capital Growth Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Capital Growth Fund at an exchange ratio of 1.00, 1.02, 0.95 and 1.00 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $33,299,246. The aggregate net assets of the Fund and Evergreen Capital Growth Fund immediately prior to the acquisition were $493,989,654 and $422,572,714, respectively. The aggregate net assets of the Fund immediately after the acquisition were $916,562,368.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $631,327,763 and $763,490,336, respectively, for the year ended July 31, 2004.

During the year ended July 31, 2004, the Fund loaned securities to certain brokers. At July 31, 2004, the value of securities on loan and the value of collateral amounted to $73,339,488 and $75,225,619, respectively. During the year ended July 31, 2004, the Fund earned $49,713 in income from securities lending which is included in dividend income on the Statement of Operations.

24

NOTES TO FINANCIAL STATEMENTS continued

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $809,081,178. The gross unrealized appreciation and depreciation on securities based on tax cost was $99,734,379 and $10,273,201, respectively, with a net unrealized appreciation of $89,461,178.

As of July 31, 2004, the Fund had $111,368,725 in capital loss carryovers for federal income tax purposes with $109,036,129 expiring in 2009 and $2,332,596 expiring in 2010.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended July 31, 2004 in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2004, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Undistributed	Long-term	Unrealized	Capital Loss
Ordinary Income	Capital Gain	Appreciation	Carryover

$ 7,608,509	$ 37,344,860	$ 89,461,178	$ 111,368,725

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended July 31,
	2004	2003

Ordinary Income	$ 3,646,509	$ 1,387,507
Long-term Capital Gain	30,284,778	91,777

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

25

NOTES TO FINANCIAL STATEMENTS continued

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended July 31, 2004, the Fund had no borrowings under this agreement.

12. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees

26

NOTES TO FINANCIAL STATEMENTS continued

earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Growth and Income Fund, a series of Evergreen Equity Trust, as of July 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Growth and Income Fund, as of July 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 10, 2004

28

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $30,284,778 for the fiscal year ended July 31, 2004.

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended July 31, 2004 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2004, the Fund designates 100.00% of ordinary income and short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2004 year-end tax information will be reported to you on your 2004 Form 1099-DIV, which shall be provided to you in early 2005.

29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567509 rv1   9/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Large Cap Value Fund

Evergreen Large Cap Value Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Large Cap Value Fund, which covers the twelve-month period ended July 31, 2004.

As we entered the investment period, our equity portfolio teams had to come to terms with two major developments in the financial markets. First, the equity markets had just experienced a dramatic turnaround during the first half of calendar 2003. Would these gains hold up? Secondly, since the investment period began on the heels of an incredibly volatile period for interest rates, how were our analysts to discount, or value, future earnings growth prospects? Given these developments, and our belief in the sustainability of the economic and profit expansions, we maintained our emphasis on the solid fundamentals supporting growth. In addition, we continued to focus on an accommodative monetary policy from the Federal Reserve, enabling our analysts to discount growth prospects at more "rational" interest rate levels.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. We also believed the improving trend for dividends would eventually play an important role in strengthening total return potential for equity investors. Therefore, the passage of this law not only bolstered our vision, but also supported the market's continued advances.

Increasingly comfortable with our views on the solid foundation for future economic growth, the next

1

LETTER TO SHAREHOLDERS continued

challenge was the level of interest rates. The unraveling of the "deflation trade" in bonds last summer brought the yield on the 10-year Treasury from a low of 3.1% in June to a peak of 4.6% in early August. While a volatile period, our belief in a continued accommodative stance from the Fed was strengthened by the absence of significant payroll growth. It was, and remains, our belief that until payrolls expand to the point that wage inflation emerges, the Fed will likely keep policy less stimulative, rather than more restrictive.

Considering the potential for a rate driven sell-off throughout this period of uncertainty, we were encouraged by the market's ability to hold onto its previous gains. This suggested to us a growing conviction on the improving long-term fundamentals. Economic and profit growth had exceeded expectations in the second half of calendar 2003, and we positioned portfolios to benefit from continued strength in the months ahead. Indeed, the solid fundamentals carried over into the first half of calendar 2004, with GDP growth of approximately 3.5% and corporate profit growth once again in excess of 20%. Yet despite these positives, a combination of geopolitical uncertainties and a fear of higher interest rates combined to dampen market sentiment. The bombings in Madrid and increased terror activity in Iraq resulted in a volatile trading environment for stocks. Conflicting signals on employment growth further increased the uncertainty plaguing the markets. Higher oil and gas prices ignited inflation fears. If that wasn't enough, the rancorous presidential election season provided yet another dose of concern for the markets.

While the equity markets may not appreciate uncertainty, the unknown has always been a condition of investing. As a result, we remind our investors of the importance of diversification, particularly within equity portfolios. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic

2

LETTER TO SHAREHOLDERS continued

and corporate fundamentals. Though fear may periodically dominate market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

We encourage our investors to maintain their long-term diversification strategies for their equity portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2004

MANAGEMENT TEAM

Edmond Choi
GMO U.S. Active Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/31/1989

	Class A	Class B	Class C	Class I
Class inception date	5/31/1989	1/6/2003	1/6/2003	1/6/2003

Nasdaq symbol	EILAX	EILBX	EILCX	EILIX

Average annual return*

1 year with sales charge	11.42%	12.33%	16.33%	N/A

1 year w/o sales charge	18.23%	17.33%	17.33%	18.36%

5 year	2.97%	3.70%	3.93%	4.22%

10 year	10.73%	11.24%	11.24%	11.40%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A. Historical performance for Class A prior to 1/6/2003 is based on the performance of the fund's predecessor fund, GMO Pelican Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and the predecessor fund do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Large Cap Value Fund Class A shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 18.23% for the twelve-month period ended July 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Russell 1000 Value Index (Russell 1000 Value), returned 17.67%.

The Fund outperformed its benchmark, the Russell 1000 Value, during the twelve months ended July 31, 2004, primarily through stock selection. The investment backdrop changed substantially during the period. For the first five months of the fiscal year, broad stock indexes advanced sharply, led by lower quality corporations with relatively weaker fundamentals. That changed for the final seven months of the fiscal year. Returns were more restrained, but higher quality companies with strong balance sheets and more consistent earnings outperformed lower quality corporations.

Throughout the twelve months of the fiscal year, the fund's management team followed its value-oriented, stock selection process, emphasizing fundamentally sound companies selling at reasonable prices. As the fiscal year progressed, however, management became increasingly concerned about the economic outlook and selected what they felt were attractively priced stocks with lower risk. This led to an increased emphasis on health care stocks, including large pharmaceutical companies, which were not in favor during the period, as well as consumer staples and insurance companies. Conversely, managers de-emphasized banking and other cyclical industries, including basic materials, processing and producer durables.

Stock selection in the energy sector was particularly helpful to performance. Leading holdings included Occidental Petroleum, ConocoPhillips, Valero and Hess. FleetBank, which was acquired by Bank of America, was another strong performer, as was Cendant, a diversified travel services company benefiting from a rebound in the travel business. While management continued to favor large pharmaceutical companies because of their attractive prices and, what management believed, were attractive long-term outlooks, holdings such as Pfizer and Merck detracted from performance during the 12-month period.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:
  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2004	7/31/2004	Period*

Actual
Class A	$1,000.00	$1,005.43	$ 5.73
Class B	$1,000.00	$1,001.52	$ 9.95
Class C	$1,000.00	$1,001.35	$ 9.95
Class I	$1,000.00	$1,006.10	$ 5.04
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,019.14	$ 5.77
Class B	$1,000.00	$1,014.92	$10.02
Class C	$1,000.00	$1,014.92	$10.02
Class I	$1,000.00	$1,019.84	$ 5.07

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.15% for Class A, 2.00% for Class B, 2.00% for Class C and 1.01% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,		Year Ended February 28,
CLASS A	2004[1]	2003[2]	2003[3]	2002[3,4]	2001[3]	2000[3]
Net asset value, beginning of period	$8.84	$7.76	$10.83	$11.37	$11.15	$15.73
Income from investment operations
Net investment income	0.10	0.05	0.24	0.22	0.28	0.30
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	1.51	1.21	-2.59	0.03[5]	2.68	-0.78
Total from investment operations	1.61	1.26	-2.35	0.25	2.96	-0.48
Distributions to shareholders from
Net investment income	-0.09	-0.18	-0.12	-0.20	-0.29	-0.36
Net realized gains	0	0	-0.60	-0.59	-2.45	-3.74
Total distributions to shareholders	-0.09	-0.18	-0.72	-0.79	-2.74	-4.10
Net asset value, end of period	$10.36	$8.84	$7.76	$10.83	$11.37	$11.15
Total return[6]	18.23%	16.32%	-22.64%	2.17%	28.99%	-5.80%
Ratios and supplemental data
Net assets, end of period (thousands)	$44,423	$22,310	$17,730	$114,299	$116,067	$117,033
Ratios to average net assets
Expenses[7]	1.19%	1.17%[8]	0.78%	0.75%	0.75%	0.93%
Net investment income	1.01%	1.38%[8]	1.52%	1.97%	2.34%	1.79%
Portfolio turnover rate	130%	56%	150%	72%	36%	32%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

[3]   Effective at the close of business on January 3, 2003, Evergreen Large Cap Value Fund acquired the net assets of GMO Pelican Fund. GMO Pelican Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to January 6, 2003 are those of GMO Pelican Fund.

[4]   As required, effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies , and began amortizing premium on its fixed-income securities. The effect of this change for the year ended February 28, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02 and a decrease to the ratio of net investment income to average net assets of 0.16%. The above per share information, ratios and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

[5]   The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

[6]   Excluding applicable sales charges

[7]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[8]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,		Year Ended
CLASS B	2004[1]	2003[1,2]	February 28, 2003[1,3]
Net asset value, beginning of period	$8.82	$7.76	$8.55
Income from investment operations
Net investment income	0.02	0.01	0
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	1.51	1.20	-0.79
Total from investment operations	1.53	1.21	-0.79
Distributions to shareholders from
Net investment income	-0.01	-0.15	0
Net asset value, end of period	$10.34	$8.82	$7.76
Total return[4]	17.33%	15.71%	-9.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$19,835	$5,790	$1,174
Ratios to average net assets
Expenses[5]	2.05%	2.14%[6]	2.15%[6]
Net investment income	0.15%	0.34%[6]	0.13%[6]
Portfolio turnover rate	130%	56%	150%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

[3]   For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,		Year Ended
CLASS C	2004[1]	2003[1,2]	February 28, 2003[1,3]
Net asset value, beginning of period	$8.83	$7.76	$8.55
Income from investment operations
Net investment income	0.01	0.01	0
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	1.52	1.20	-0.79
Total from investment operations	1.53	1.21	-0.79
Distributions to shareholders from
Net investment income	-0.01	-0.14	0
Net asset value, end of period	$10.35	$8.83	$7.76
Total return[4]	17.33%	15.73%	-9.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$10,860	$2,824	$144
Ratios to average net assets
Expenses[5]	2.05%	2.16%[6]	2.14%[6]
Net investment income	0.15%	0.29%[6]	0.25%[6]
Portfolio turnover rate	130%	56%	150%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

[3]   For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,		Year Ended
CLASS I	2004[1]	2003[2]	February 28, 2003[1,3]
Net asset value, beginning of period	$8.84	$7.76	$8.55
Income from investment operations
Net investment income	0.12	0.09	0.01
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	1.50	1.17	-0.80
Total from investment operations	1.62	1.26	-0.79
Distributions to shareholders from
Net investment income	-0.10	-0.18	0
Net asset value, end of period	$10.36	$8.84	$7.76
Total return	18.36%	16.36%	-9.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,316	$476	$136
Ratios to average net assets
Expenses[4]	1.06%	1.14%[5]	1.21%[5]
Net investment income	1.15%	1.34%[5]	1.09%[5]
Portfolio turnover rate	130%	56%	150%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

[3]   For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

July 31, 2004

	Shares	Value

COMMON STOCKS 94.6%
CONSUMER DISCRETIONARY 18.0%
Auto Components 1.2%
Johnson Controls, Inc.	10,000	$ 564,500
Lear Corp.	7,900	435,527
1,000,027
Automobiles 0.6%
Harley-Davidson, Inc.	8,600	514,882
Household Durables 2.5%
Centex Corp.	4,900	207,858
D.R. Horton, Inc.	27,200	751,536
Lennar Corp., Class A (p)	9,200	392,656
M.D.C Holdings, Inc.	6,100	409,615
Ryland Group, Inc.	3,800	294,196
2,055,861
Media 4.0%
Omnicom Group, Inc.	6,900	496,938
Time Warner, Inc. *	23,600	392,940
Viacom, Inc., Class B	46,400	1,558,576
Walt Disney Co.	33,000	761,970
3,210,424
Multi-line Retail 3.3%
Dollar General Corp.	52,700	1,017,110
Federated Department Stores, Inc.	35,200	1,686,784
2,703,894
Specialty Retail 3.9%
Home Depot, Inc.	71,800	2,421,096
Lowe's Companies, Inc.	15,600	760,032
3,181,128
Textiles, Apparel & Luxury Goods 2.5%
Jones Apparel Group, Inc.	19,700	735,795
V.F. Corp.	25,700	1,285,257
2,021,052
CONSUMER STAPLES 8.8%
Beverages 0.9%
Constellation Brands, Inc., Class A *	18,700	708,356
Food & Staples Retailing 1.5%
Kroger Co. *	29,900	472,420
SUPERVALU, Inc.	25,000	714,000
1,186,420
Food Products 2.8%
Dean Foods Co. *	25,800	954,084
Sara Lee Corp.	61,600	1,352,736
2,306,820
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 1.2%
Kimberly-Clark Corp.	15,800	$ 1,012,306
Tobacco 2.4%
Altria Group, Inc.	40,200	1,913,520
ENERGY 6.1%
Oil & Gas 6.1%
Apache Corp.	20,000	930,600
Ashland, Inc.	14,900	778,823
ChevronTexaco Corp.	4,200	401,730
ConocoPhillips	13,600	1,071,272
Exxon Mobil Corp.	38,200	1,768,660
4,951,085
FINANCIALS 26.3%
Capital Markets 1.3%
Morgan Stanley	22,100	1,090,193
Commercial Banks 3.6%
Bank of America Corp.	9,400	799,094
National City Corp.	10,900	397,850
Regions Financial Corp.	11,900	353,311
Wells Fargo & Co.	24,500	1,406,545
2,956,800
Consumer Finance 2.5%
MBNA Corp.	64,700	1,597,443
Providian Financial Corp. *	30,600	423,504
2,020,947
Diversified Financial Services 2.9%
Citigroup, Inc.	44,300	1,953,187
J.P. Morgan Chase & Co.	10,900	406,897
2,360,084
Insurance 10.0%
Allstate Corp.	32,400	1,525,392
AMBAC Financial Group, Inc.	4,900	348,439
Assurant, Inc.	10,600	258,640
Chubb Corp.	17,200	1,183,016
Hartford Financial Services Group, Inc.	13,000	846,300
Marsh & McLennan Co.	23,700	1,051,806
MetLife, Inc.	21,500	766,905
Old Republic International Corp.	58,300	1,357,807
Protective Life Corp.	10,900	395,125
UnumProvident Corp.	24,600	392,370
8,125,800
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 6.0%
Fannie Mae	14,100	$ 1,000,536
Flagstar Bancorp, Inc.	17,000	334,390
Freddie Mac	9,300	598,083
Radian Group, Inc.	19,500	897,390
Washington Mutual, Inc.	52,100	2,021,480
4,851,879
HEALTH CARE 12.6%
Health Care Equipment & Supplies 1.3%
Baxter International, Inc.	13,700	411,959
Guidant Corp.	12,100	669,372
1,081,331
Health Care Providers & Services 2.4%
AmerisourceBergen Corp.	7,500	405,450
Cardinal Health, Inc.	8,400	373,800
CIGNA Corp.	6,100	378,261
UnitedHealth Group, Inc.	12,500	786,250
1,943,761
Pharmaceuticals 8.9%
Johnson & Johnson	21,700	1,199,359
Merck & Co., Inc.	76,700	3,478,345
Pfizer, Inc.	80,100	2,559,996
7,237,700
INDUSTRIALS 5.6%
Aerospace & Defense 3.9%
Honeywell International, Inc.	53,100	1,997,091
Northrop Grumman Corp.	7,000	368,200
United Technologies Corp.	8,800	822,800
3,188,091
Commercial Services & Supplies 1.1%
Cendant Corp.	41,000	938,080
Road & Rail 0.6%
Burlington Northern Santa Fe Corp.	12,900	457,692
INFORMATION TECHNOLOGY 6.6%
Computers & Peripherals 3.0%
Dell, Inc. *	28,000	993,160
Hewlett-Packard Co.	23,300	469,495
Lexmark International, Inc., Class A *	10,700	946,950
2,409,605
Electronic Equipment & Instruments 0.4%
Tech Data Corp. *	8,600	322,156
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.2%
First Data Corp.	21,600	$ 963,576
Software 2.0%
FactSet Research Systems, Inc. (p)	10,400	448,760
Microsoft Corp.	42,300	1,203,858
1,652,618
TELECOMMUNICATION SERVICES 8.4%
Diversified Telecommunication Services 8.4%
BellSouth Corp.	55,800	1,511,622
SBC Communications, Inc.	96,000	2,432,640
Verizon Communications, Inc.	74,600	2,875,084
6,819,346
UTILITIES 2.2%
Electric Utilities 1.4%
American Electric Power Co., Inc.	38,000	1,182,180
Multi-Utilities & Unregulated Power 0.8%
Sempra Energy	17,400	622,050
Total Common Stocks (cost $74,932,173)		76,989,664
SHORT-TERM INVESTMENTS 6.0%
MUTUAL FUND SHARES 6.0%
Evergreen Institutional Money Market Fund (o)	4,230,512	4,230,512
Navigator Prime Portfolio (pp)	678,003	678,003
Total Short-Term Investments (cost $4,908,515)		4,908,515
Total Investments (cost $79,840,688) 100.6%		81,898,179
Other Assets and Liabilities (0.6%)		(464,944)
Net Assets 100.0%		$ 81,433,235

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of July 31, 2004:

Financials	27.8%
Consumer Discretionary	19.1%
Health Care	13.3%
Consumer Staples	9.3%
Telecommunication Services	8.9%
Information Technology	6.9%
Energy	6.4%
Industrials	6.0%
Utilities	2.3%
100.0%
See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

Assets
Investments in securities, at value (cost $79,840,688) including $663,213 of securities loaned	$ 81,898,179
Initial margin deposit	67,200
Receivable for Fund shares sold	322,476
Dividends receivable	154,318
Receivable for daily variation margin on open futures contracts	945
Receivable for securities lending income	18
Prepaid expenses and other assets	78,609

Total assets	82,521,745

Liabilities
Payable for securities purchased	296,686
Payable for Fund shares redeemed	84,122
Payable for securities on loan	678,003
Advisory fee payable	680
Distribution Plan expenses payable	1,995
Due to other related parties	1,494
Accrued expenses and other liabilities	25,530

Total liabilities	1,088,510

Net assets	$ 81,433,235

Net assets represented by
Paid-in capital	$ 86,669,309
Undistributed net investment income	85,882
Accumulated net realized losses on securities, futures contracts and foreign currency related transactions	(7,381,210)
Net unrealized gains on securities and futures contracts	2,059,254

Total net assets	$ 81,433,235

Net assets consists of
Class A	$ 44,423,161
Class B	19,834,642
Class C	10,859,668
Class I	6,315,764

Total net assets	$ 81,433,235

Shares outstanding
Class A	4,287,651
Class B	1,918,518
Class C	1,049,269
Class I	609,535

Net asset value per share
Class A	$ 10.36
Class A -- Offering price (based on sales charge of 5.75%)	$ 10.99
Class B	$ 10.34
Class C	$ 10.35
Class I	$ 10.36

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended July 31, 2004

Investment income
Dividends	$ 1,302,143

Expenses
Advisory fee	481,637
Distribution Plan expenses
Class A	52,495
Class B	131,886
Class C	78,828
Administrative services fee	59,082
Transfer agent fees	133,355
Trustees' fees and expenses	924
Printing and postage expenses	37,854
Custodian and accounting fees	15,363
Registration and filing fees	75,248
Professional fees	25,969
Other	7,235

Total expenses	1,099,876
Less: Expense reductions	(168)
Fee waivers and expense reimbursements	(221,656)

Net expenses	878,052

Net investment income	424,091

Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions
Net realized gains on:
Securities	6,859,347
Futures contracts	367,149
Foreign currency related transactions	63

Net realized gains on securities, futures contracts and foreign currency related transactions	7,226,559
Net change in unrealized gains or losses on securities and futures contracts	440,957

Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	7,667,516

Net increase in net assets resulting from operations	$ 8,091,607

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2004		2003(a)

Operations
Net investment income		$ 424,091		$ 116,064
Net realized gains on securities, futures contracts and foreign currency related transactions		7,226,559		175,984
Net change in unrealized gains or losses on securities and futures contracts		440,957		2,880,252

Net increase in net assets resulting from operations		8,091,607		3,172,300

Distributions to shareholders from
Net investment income
Class A		(299,760)		(392,449)
Class B		(12,556)		(48,026)
Class C		(8,084)		(12,726)
Class I		(47,600)		(6,297)

Total distributions to shareholders		(368,000)		(459,498)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,483,624	24,573,585	633,174	5,535,521
Class B	1,550,266	15,245,166	515,003	4,420,933
Class C	878,864	8,568,567	309,114	2,693,725
Class I	643,274	6,114,130	36,138	307,170

		54,501,448		12,957,349

Net asset value of shares issued in reinvestment of distributions
Class A	27,399	276,251	42,404	357,242
Class B	1,127	11,544	5,329	46,117
Class C	709	7,164	1,321	11,635
Class I	1,753	17,925	574	4,867

		312,884		419,861

Automatic conversion of Class B shares to Class A shares
Class A	42,287	417,743	7,925	70,319
Class B	(42,377)	(417,743)	(7,939)	(70,319)

		0		0

Payment for shares redeemed
Class A	(789,938)	(7,609,533)	(444,271)	(3,727,407)
Class B	(246,634)	(2,445,397)	(7,651)	(62,308)
Class C	(150,022)	(1,527,615)	(9,338)	(81,836)
Class I	(89,404)	(922,686)	(309)	(2,700)

		(12,505,231)		(3,874,251)

Net increase in net assets resulting from capital share transactions		42,309,101		9,502,959

Total increase in net assets		50,032,708		12,215,761
Net assets
Beginning of period		31,400,527		19,184,766

End of period		$ 81,433,235		$ 31,400,527

Undistributed net investment income		$ 85,882		$ 29,728

(a) For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.
See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended February 28, 2003(a)(b)
Operations

Net investment income		$ 1,253,891
Net realized losses on securities, futures contracts and foreign currency related transactions		(13,696,340)
Net change in unrealized gains or losses on securities and futures contracts		(9,262,462)

Net decrease in net assets resulting from operations		(21,704,911)

Distributions to shareholders from
Net investment income
Class A		(1,286,292)
Net realized gains
Class A		(6,011,756)

Total distributions to shareholders		(7,298,048)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	658,598	6,466,581
Class B	151,654	1,212,146
Class C	20,039	158,103
Class I	17,509	136,479

		7,973,309

Net asset value of shares issued in reinvestment of distributions
Class A	784,544	7,158,845

Automatic conversion of Class B shares to Class A shares
Class A	138	1,073
Class B	(138)	(1,073)

		0

Payment for shares redeemed
Class A	(9,712,567)	(81,231,841)
Class B	(122)	(955)
Class C	(1,418)	(10,964)

		(81,243,760)

Net decrease in net assets resulting from capital share transactions		(66,111,606)

Total decrease in net assets		(95,114,565)
Net assets
Beginning of period		114,299,331

End of period		$ 19,184,766

Undistributed net investment income		$ 373,162

(a) For Class B, C and I shares, for the period from January 6, 2003 (commencement of class operations), to February 28, 2003.
(b) Effective at the close of business on January 3, 2003, Evergreen Large Cap Value Fund acquired the net assets of GMO Pelican Fund. GMO Pelican Fund was the accounting and performance survivor in this transaction. The information for the period prior to January 6, 2004 is that of GMO Pelican Fund.
See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Large Cap Value Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

19

NOTES TO FINANCIAL STATEMENTS continued

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

20

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.90% of the Fund's average daily net assets.

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended July 31, 2004, EIMC waived its fee in the amount of $212,907 and reimbursed expenses relating to Class A shares in the amount of $8,749 which represents 0.36% of the Fund's average daily net assets and 0.03% of the average daily net assets of Class A shares, respectively. As of July 31, 2004, the Fund had $302,444 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.23% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended July 31, 2004, the Fund paid brokerage commissions of $10,626 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares. Class A assets received from GMO Pelican Fund are not assessed a distribution fee.

21

NOTES TO FINANCIAL STATEMENTS continued

For the year ended July 31, 2004, EIS received $10,013 from the sale of Class A shares and $30, $11,388 and $1,042 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $113,768,702 and $69,998,495, respectively, for the year ended July 31, 2004.

At July 31, 2004, the Fund had open futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	July 31, 2004	Gain

September 2004	21 S&P 500 Index	$1,154,392	$1,156,155	$1,763

At July 31, 2004, the Fund had cash collateral of $67,200 as an initial margin deposit to cover the initial margin requirement for open futures contracts.

During the year ended July 31, 2004, the Fund loaned securities to certain brokers. At July 31, 2004, the value of securities on loan and the value of collateral amounted to $663,213 and $678,003, respectively. During the year ended July 31, 2004, the Fund earned $871 in income from securities lending which is included in dividend income on the Statement of Operations.

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $80,425,453. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,113,695 and $1,640,969, respectively, with a net unrealized appreciation of $1,472,726.

As of July 31, 2004, the Fund had $6,794,682 in capital loss carryovers for federal income tax purposes with $46,956 expiring in 2010 and $6,747,726 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryover

$85,882	$1,472,726	$6,794,682

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

22

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended July 31,		Year Ended February 28, 2003
	2004	2003(a)

Ordinary Income	$368,000	$ 459,498	$ 1,288,709
Long-term Capital Gain	0	0	6,009,339

(a) For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended July 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things.

23

NOTES TO FINANCIAL STATEMENTS continued

The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Large Cap Value Fund, a series of Evergreen Equity Trust, as of July 31, 2004, and the related statement of operations for the year then ended and statements of changes in net assets and the financial highlights for each of the years or periods in the period from March 1, 2002 to July 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years ended prior to February 28, 2002 were audited by other auditors whose report, dated April 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Large Cap Value Fund, as of July 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 10, 2004

25

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended July 31, 2004 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2004, the Fund designates 100% of ordinary income and short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2004 year-end tax information will be reported to you on your 2004 Form 1099-DIV, which shall be provided to you in early 2005.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567600 rv1   9/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Mid Cap Value Fund

Evergreen Mid Cap Value Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Mid Cap Value Fund, which covers the twelve-month period ended July 31, 2004.

As we entered the investment period, our equity portfolio teams had to come to terms with two major developments in the financial markets. First, the equity markets had just experienced a dramatic turnaround during the first half of calendar 2003. Would these gains hold up? Secondly, since the investment period began on the heels of an incredibly volatile period for interest rates, how were our analysts to discount, or value, future earnings growth prospects? Given these developments, and our belief in the sustainability of the economic and profit expansions, we maintained our emphasis on the solid fundamentals supporting growth. In addition, we continued to focus on an accommodative monetary policy from the Federal Reserve, enabling our analysts to discount growth prospects at more "rational" interest rate levels.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. We also believed the improving trend for dividends would eventually play an important role in strengthening total return potential for equity investors. Therefore, the passage of this law not only bolstered our vision, but also supported the market's continued advances.

Increasingly comfortable with our views on the solid foundation for future economic growth, the next

1

LETTER TO SHAREHOLDERS continued

challenge was the level of interest rates. The unraveling of the "deflation trade" in bonds last summer brought the yield on the 10-year Treasury from a low of 3.1% in June to a peak of 4.6% in early August. While a volatile period, our belief in a continued accommodative stance from the Fed was strengthened by the absence of significant payroll growth. It was, and remains, our belief that until payrolls expand to the point that wage inflation emerges, the Fed will likely keep policy less stimulative, rather than more restrictive.

Considering the potential for a rate driven sell-off throughout this period of uncertainty, we were encouraged by the market's ability to hold onto its previous gains. This suggested to us a growing conviction on the improving long-term fundamentals. Economic and profit growth had exceeded expectations in the second half of calendar 2003, and we positioned portfolios to benefit from continued strength in the months ahead. Indeed, the solid fundamentals carried over into the first half of calendar 2004, with GDP growth of approximately 3.5% and corporate profit growth once again in excess of 20%. Yet despite these positives, a combination of geopolitical uncertainties and a fear of higher interest rates combined to dampen market sentiment. The bombings in Madrid and increased terror activity in Iraq resulted in a volatile trading environment for stocks. Conflicting signals on employment growth further increased the uncertainty plaguing the markets. Higher oil and gas prices ignited inflation fears. If that wasn't enough, the rancorous presidential election season provided yet another dose of concern for the markets.

While the equity markets may not appreciate uncertainty, the unknown has always been a condition of investing. As a result, we remind our investors of the importance of diversification, particularly within equity portfolios. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic

2

LETTER TO SHAREHOLDERS continued

and corporate fundamentals. Though fear may periodically dominate market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

We encourage our investors to maintain their long-term diversification strategies for their equity portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2004

MANAGEMENT TEAM

James L. Kaplan, Ph.D.
J.L. Kaplan Associates, LLC
Lead Manager

CURRENT INVESTMENT STYLE

Morningstar's style box is based on a portfolio date as of 6/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/31/1997

	Class A	Class B	Class C	Class I
Class inception date	4/25/2003	4/25/2003	4/25/2003	12/31/1997

Nasdaq symbol	EMVAX	EMVBX	EMVCX	EMVIX

Average annual return*

1 year with sales charge	6.30%	6.94%	10.95%	N/A

1 year w/o sales charge	12.77%	11.94%	11.95%	12.98%

5 year	5.03%	5.81%	6.11%	6.34%

Since portfolio inception	4.76%	5.59%	5.58%	5.75%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 4/28/2003 is based on the performance of the Institutional shares of the fund's predecessor fund, Undiscovered Managers Mid Cap Value Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and Institutional shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Mid Cap Value Fund Class A shares, versus a similar investment in the Russell Mid Cap Value Index (Russell Mid Cap Value) and the Consumer Price Index (CPI).

The Russell Mid Cap Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 12.77% for the twelve-month period ended July 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Russell Mid Cap Value Index, returned 23.43%.

The fiscal year ended July 31, 2004 was marked by two very different environments. The start of the period through the end of March 2004 was influenced by highly optimistic expectations for economic growth. Investors preferred the more volatile growth investments over companies with more consistent earnings and more reasonably priced stocks. This speculative environment did not favor the investment team's discipline, and the fund underperformed relative to the benchmark. The management team emphasizes attractively priced stocks of companies that manage their balance sheets conservatively, generate free cash flow after payment of all expenses and debt, and earn a return on equity of at least 15%.

In March 2004, the environment changed as interest rates began to rise. Value stocks then began to perform better. However, the fund did not fully benefit from this change because it had relatively large weightings in the value stocks in the information technology and financial sectors, which tended to underperform. The fund also held no utility stocks, which outperformed the market. Management does not favor utilities because of their relatively high leverage, low return on equity and unimpressive earnings.

Nevertheless, management believed the fund was appropriately positioned for a period of decelerating economic growth and rising interest rates. In addition, management believed mid-cap value stocks ended the period at very attractive valuations compared to other asset classes.

The top performers for the fund included two regional banking firms that benefited from merger-and-acquisition activity in the industry. Compass Bancshares, a bank in the Southeast, and Sovereign Bank Corp, an institution focusing on the Northeast, both appreciated, partly on speculation that they might be acquisition candidates. Oxford Health Plans, an HMO, was another strong contributor to fund performance relative to the index as it was taken over by a larger company. Other holdings that aided fund performance included Dentsply International, a manufacturer and distributor of dental supplies, and Black & Decker, which acquired a high-end tool manufacturer that improved the company's ability to distribute to mass marketers.

The overweight position in information technology and underweight in utilities were substantial detractors to fund performance. Information technology holdings that held back fund returns included Seagate Technologies and Unisys. Another disappointing performer was Harrah's Entertainment, whose stock fell in the negative reaction to the announcement that the casino company was acquiring a competitor.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:
  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2004	7/31/2004	Period*

Actual
Class A	$1,000.00	$ 997.32	$ 6.75
Class B	$1,000.00	$ 993.28	$ 10.16
Class C	$1,000.00	$ 993.27	$ 10.21
Class I	$1,000.00	$ 997.99	$ 5.46
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$ 1,018.10	$ 6.82
Class B	$1,000.00	$ 1,014.67	$ 10.27
Class C	$1,000.00	$ 1,014.62	$ 10.32
Class I	$1,000.00	$ 1,019.39	$ 5.52

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.36% for Class A, 2.05% for Class B, 2.06% for Class C and 1.10% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS A	2004	2003[1,2]
Net asset value, beginning of period	$13.49	$11.71
Income from investment operations
Net investment loss	-0.01	-0.01
Net realized and unrealized gains or losses on securities	1.72	1.79
Total from investment operations	1.71	1.78
Distributions to shareholders from
Net realized gains	-0.32	0
Net asset value, end of period	$14.88	$13.49
Total return[3]	12.77%	15.20%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,452	$44
Ratios to average net assets
Expenses[4]	1.42%	1.74%[5]
Net investment loss	-0.17%	-0.22%[5]
Portfolio turnover rate	103%	25%

[1]   For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS B	2004	2003[1,2]
Net asset value, beginning of period	$13.49	$11.71
Income from investment operations
Net investment loss	-0.06	-0.04
Net realized and unrealized gains or losses on securities	1.66	1.82
Total from investment operations	1.60	1.78
Distributions to shareholders from
Net realized gains	-0.32	0
Net asset value, end of period	$14.77	$13.49
Total return[3]	11.94%	15.20%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,292	$178
Ratios to average net assets
Expenses[4]	2.12%	2.43%[5]
Net investment loss	-0.85%	-1.26%[5]
Portfolio turnover rate	103%	25%

[1]   For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS C	2004	2003[1,2]
Net asset value, beginning of period	$13.48	$11.71
Income from investment operations
Net investment loss	-0.06	-0.05
Net realized and unrealized gains or losses on securities	1.66	1.82
Total from investment operations	1.60	1.77
Distributions to shareholders from
Net realized gains	-0.32	0
Net asset value, end of period	$14.76	$13.48
Total return[3]	11.95%	15.12%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,127	$14
Ratios to average net assets
Expenses[4]	2.14%	2.40%[5]
Net investment loss	-0.85%	-1.46%[5]
Portfolio turnover rate	103%	25%

[1]   For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,		Year Ended August 31,
CLASS I	2004	2003[1,2,3]	2002[1,3]	2001[1,3]	2000[1,3]	1999[1,3]
Net asset value, beginning of period	$13.50	$12.40	$13.29	$12.50	$12.48	$9.76
Income from investment operations
Net investment income	0.03	0.01	0.01	0.09	0.11	0.06
Net realized and unrealized gains or losses on securities	1.71	1.27	-0.41	1.22	0.58	2.86
Total from investment operations	1.74	1.28	-0.40	1.31	0.69	2.92
Distributions to shareholders from
Net investment income	0	-0.02	-0.09	-0.07	-0.08	-0.08
Net realized gains	-0.32	-0.16	-0.40	-0.45	-0.59	-0.12
Total distributions to shareholders	-0.32	-0.18	-0.49	-0.52	-0.67	-0.20
Net asset value, end of period	$14.92	$13.50	$12.40	$13.29	$12.50	$12.48
Total return	12.98%	10.49%	-3.17%	10.99%	5.99%	30.11%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,188	$2,048	$6,118	$6,003	$5,381	$1,628
Ratios to average net assets
Expenses[4]	1.18%	1.30%[5]	1.30%	1.30%	1.30%	1.30%
Net investment income	0.15%	0.12%[5]	0.08%	0.69%	1.10%	0.45%
Portfolio turnover rate	103%	25%	34%	42%	112%	74%

[1]   Effective at the close of business on April 25, 2003, Evergreen Mid Cap Value Fund acquired the net assets of Undiscovered Managers Mid Cap Value Fund ("Undiscovered Managers Fund"). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to April 28, 2003 are those of Institutional Class of Undiscovered Managers Fund.

[2]   For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

July 31, 2004

	Shares	Value

COMMON STOCKS 91.3%
CONSUMER DISCRETIONARY 14.9%
Auto Components 2.0%
Lear Corp.	5,200	$ 286,676
Hotels, Restaurants & Leisure 4.0%
Harrah's Entertainment, Inc.	5,650	262,669
Outback Steakhouse, Inc.	7,400	300,514
563,183
Household Durables 4.9%
Black & Decker Corp.	5,300	370,523
D.R. Horton, Inc.	5,100	140,913
Lennar Corp., Class A	4,200	179,256
690,692
Media 2.1%
Knight-Ridder, Inc.	4,500	296,055
Specialty Retail 1.9%
Ross Stores, Inc.	11,200	259,280
CONSUMER STAPLES 8.6%
Food Products 4.6%
Dean Foods Co. *	8,900	329,122
Smithfield Foods, Inc. *	11,300	320,242
649,364
Household Products 4.0%
Clorox Co.	5,900	293,643
Energizer Holdings, Inc. *	7,000	266,700
560,343
ENERGY 7.1%
Oil & Gas 7.1%
Apache Corp.	6,600	307,098
EOG Resources, Inc.	5,900	374,945
Patina Oil & Gas Corp.	10,700	315,543
997,586
FINANCIALS 19.8%
Commercial Banks 10.9%
Associated Banc-Corp	9,500	286,045
Compass Bancshares, Inc.	8,000	352,720
Sky Financial Group, Inc.	12,600	294,210
South Financial Group, Inc.	10,700	289,863
Zions Bancorp.	5,200	314,600
1,537,438
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 4.4%
Old Republic International Corp.	11,800	$ 274,822
RenaissanceRe Holdings, Ltd.	6,500	344,500
619,322
Thrifts & Mortgage Finance 4.5%
Radian Group, Inc.	6,500	299,130
Sovereign Bancorp, Inc.	15,100	328,727
627,857
HEALTH CARE 6.1%
Health Care Equipment & Supplies 4.0%
DENTSPLY International, Inc.	6,300	306,369
Hillenbrand Industries, Inc.	4,500	255,555
561,924
Health Care Providers & Services 2.1%
Lincare Holdings, Inc. *	9,200	293,848
INDUSTRIALS 22.0%
Commercial Services & Supplies 4.5%
Dun & Bradstreet Corp. *	5,700	319,998
Equifax, Inc.	13,200	318,384
638,382
Electrical Equipment 4.4%
Ametek, Inc.	10,400	320,736
Cooper Industries, Ltd., Class A	5,300	301,411
622,147
Industrial Conglomerates 2.4%
Textron, Inc.	5,500	337,150
Machinery 8.1%
Crane Co.	8,100	225,342
ITT Industries, Inc.	3,600	287,820
Pentair, Inc.	10,100	316,332
SPX Corp.	7,500	307,125
1,136,619
Road & Rail 2.6%
Yellow Roadway Corp. *	8,400	365,484
INFORMATION TECHNOLOGY 7.8%
Computers & Peripherals 2.1%
Imation Corp.	9,000	298,350
Electronic Equipment & Instruments 4.0%
Arrow Electronics, Inc. *	14,000	331,240
Vishay Intertechnology, Inc. *	15,000	232,500
563,740
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.7%
Unisys Corp. *	22,300	$ 228,352
MATERIALS 5.0%
Chemicals 5.0%
Cytec Industries, Inc.	8,000	372,800
Lubrizol Corp.	9,600	332,448
705,248
Total Common Stocks (cost $12,536,049)		12,839,040
SHORT-TERM INVESTMENTS 8.2%
MUTUAL FUND SHARES 8.2%
Evergreen Institutional Money Market Fund (o) (cost $1,151,744)	1,151,744	1,151,744
Total Investments (cost $13,687,793) 99.5%		13,990,784
Other Assets and Liabilities 0.5%		68,295
Net Assets 100.0%		$ 14,059,079

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of July 31, 2004:

Industrials	24.1%
Financials	21.7%
Consumer Discretionary	16.3%
Consumer Staples	9.4%
Information Technology	8.5%
Energy	7.8%
Health Care	6.7%
Materials	5.5%
100.0%

13

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

Assets
Investments in securities, at value (cost $13,687,793)	$ 13,990,784
Receivable for Fund shares sold	53,102
Dividends receivable	6,144
Receivable from investment advisor	841
Prepaid expenses and other assets	28,130

Total assets	14,079,001

Liabilities
Payable for Fund shares redeemed	374
Distribution Plan expenses payable	633
Due to other related parties	337
Accrued expenses and other liabilities	18,578

Total liabilities	19,922

Net assets	$ 14,059,079

Net assets represented by
Paid-in capital	$ 13,072,432
Undistributed net investment loss	(16)
Accumulated net realized gains on securities	683,672
Net unrealized gains on securities	302,991

Total net assets	$ 14,059,079

Net assets consists of
Class A	$ 4,452,240
Class B	3,292,246
Class C	3,126,501
Class I	3,188,092

Total net assets	$ 14,059,079

Shares outstanding
Class A	299,205
Class B	222,902
Class C	211,794
Class I	213,649

Net asset value per share
Class A	$ 14.88
Class A -- Offering price (based on sales charge of 5.75%)	$ 15.79
Class B	$ 14.77
Class C	$ 14.76
Class I	$ 14.92

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended July 31, 2004

Investment income
Dividends	$ 131,758
Income from affiliate	10,165

Total investment income	141,923

Expenses
Advisory fee	97,265
Distribution Plan expenses
Class A	7,675
Class B	18,897
Class C	22,778
Administrative services fee	10,998
Transfer agent fees	22,619
Trustees' fees and expenses	137
Printing and postage expenses	31,565
Custodian and accounting fees	3,138
Registration and filing fees	83,316
Professional fees	16,898
Other	7,713

Total expenses	322,999
Less: Expense reductions	(52)
Fee waivers and expense reimbursements	(147,512)

Net expenses	175,435

Net investment loss	(33,512)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	796,539
Net change in unrealized gains or losses on securities	47,196

Net realized and unrealized gains or losses on securities	843,735

Net increase in net assets resulting from operations	$ 810,223

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2004		2003 (a) (b) (c)

Operations
Net investment income (loss)		$ (33,512)		$ 6,248
Net realized gains on securities		796,539		397,787
Net change in unrealized gains or losses on securities		47,196		191,940

Net increase in net assets resulting from operations		810,223		595,975

Distributions to shareholders from
Net investment income
Class I		0		(8,867)
Net realized gains
Class A		(31,962)		0
Class B		(25,151)		0
Class C		(37,981)		0
Class I		(50,940)		(76,565)

Total distributions to shareholders		(146,034)		(85,432)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	402,944	5,946,667	3,409	45,393
Class B	231,917	3,397,740	13,536	180,033
Class C	239,231	3,427,840	1,088	14,172
Class I	382,509	5,554,869	38,993	463,976

		18,327,116		703,574

Net asset value of shares issued in reinvestment of distributions
Class A	1,915	27,058	0	0
Class B	1,532	21,601	0	0
Class C	2,475	34,872	0	0
Class I	2,885	40,825	7,192	85,296

		124,356		85,296

Automatic conversion of Class B shares to Class A shares
Class A	4,373	66,083	0	0
Class B	(4,393)	(66,083)	0	0

		0		0

Payment for shares redeemed
Class A	(113,296)	(1,705,063)	(140)	(1,896)
Class B	(19,357)	(289,863)	(333)	(4,478)
Class C	(30,981)	(459,972)	(19)	(252)
Class I	(323,433)	(4,885,937)	(387,727)	(5,126,817)

		(7,340,835)		(5,133,443)

Net increase (decrease) in net assets resulting from capital share transactions		11,110,637		(4,344,573)

Total increase (decrease) in net assets		11,774,826		(3,834,030)
Net assets
Beginning of period		2,284,253		6,118,283

End of period		$ 14,059,079		$ 2,284,253

Undistributed net investment income (loss)		$ (16)		$ 0

(a)	For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.
(b)	For Class A, B and C shares, for the period from April 25, 2003 (commencement of class operations), to July 31, 2003.
(c)	Effective at the close of business on April 25, 2003, Evergreen Mid Cap Value Fund acquired the net assets of Undiscovered Managers Mid Cap Value Fund ("Undiscovered Managers Fund"). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The information for the period prior to April 28, 2003 is that of Undiscovered Managers Fund.
See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	August 31, 2002 (a)

Operations
Net investment income		$ 5,261
Net realized losses on securities		(18,468)
Net change in unrealized gains or losses on securities		(211,448)

Net decrease in net assets resulting from operations		(224,655)

Distributions to shareholders from
Net investment income -- Class I		(42,161)
Net realized gains -- Class I		(181,372)

Total distributions to shareholders		(223,533)

	Shares
Capital share transactions
Proceeds from shares sold -- Class I	39,767	518,575
Net asset value of shares issued in reinvestment of distributions -- Class I	16,615	217,818
Payment for shares redeemed -- Class I	(14,682)	(172,847)

Net increase in net assets resulting from capital share transactions	563,546

Total increase in net assets		115,358
Net assets
Beginning of period		6,002,925

End of period		$ 6,118,283

Undistributed net investment income		$ 8,865

(a)	Effective at the close of business on April 25, 2003, Evergreen Mid Cap Value Fund acquired the net assets of Undiscovered Managers Mid Cap Value Fund ("Undiscovered Managers Fund"). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The information presented is that of Undiscovered Managers Fund.
See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Mid Cap Value Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

18

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.60% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.95% of the Fund's average daily net assets.

J.L. Kaplan Associates, LLC, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended July 31, 2004, EIMC waived its fee in the amount of $97,265 and reimbursed expenses in the amount of $50,247 which combined represents 1.34% of the Fund's average daily net assets. As of July 31, 2004, the Fund had $212,815 in advisory fee waivers and expense reimbursements subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.21% of the Fund's average daily net assets.

19

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2004, EIS received $3,539 from the sale of Class A shares and $3,246 and $1,862 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $20,078,777 and $9,935,782, respectively, for the year ended July 31, 2004.

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $13,761,583. The gross unrealized appreciation and depreciation on securities based on tax cost was $841,674 and $612,473, respectively, with a net unrealized appreciation of $229,201.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$ 303,220	$ 454,226	$ 229,201

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

20

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended July 31,		Year Ended August 31, 2002
	2004	2003*

Ordinary Income	$ 0	$ 85,432	$ 74,282
Long-term Capital Gain	146,034	0	149,251

* For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended July 31, 2004, the Fund had no borrowings under this agreement.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to

21

NOTES TO FINANCIAL STATEMENTS continued

comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Mid Cap Value Fund, a series of Evergreen Equity Trust, as of July 31, 2004, and the related statement of operations for the year then ended and statements of changes in net assets and the financial highlights for the year then ended and for the eleven-month period ended July 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended August 31, 2002 and the financial highlights for each o the years ended August 31, 2002 and prior were audited by other auditors whose report, dated October 18, 2002, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Mid Cap Value Fund, as of July 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 10, 2004

23

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $146,034 for the fiscal year ended July 31, 2004.

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567507 rv1   9/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Small Cap Value Fund

Evergreen Small Cap Value Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Small Cap Value Fund, which covers the twelve-month period ended July 31, 2004.

As we entered the investment period, our equity portfolio teams had to come to terms with two major developments in the financial markets. First, the equity markets had just experienced a dramatic turnaround during the first half of calendar 2003. Would these gains hold up? Secondly, since the investment period began on the heels of an incredibly volatile period for interest rates, how were our analysts to discount, or value, future earnings growth prospects? Given these developments, and our belief in the sustainability of the economic and profit expansions, we maintained our emphasis on the solid fundamentals supporting growth. In addition, we continued to focus on an accommodative monetary policy from the Federal Reserve, enabling our analysts to discount growth prospects at more "rational" interest rate levels.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. We also believed the improving trend for dividends would eventually play an important role in strengthening total return potential for equity investors. Therefore, the passage of this law not only bolstered our vision, but also supported the market's continued advances.

Increasingly comfortable with our views on the solid foundation for future economic growth, the next

1

LETTER TO SHAREHOLDERS continued

challenge was the level of interest rates. The unraveling of the "deflation trade" in bonds last summer brought the yield on the 10-year Treasury from a low of 3.1% in June to a peak of 4.6% in early August. While a volatile period, our belief in a continued accommodative stance from the Fed was strengthened by the absence of significant payroll growth. It was, and remains, our belief that until payrolls expand to the point that wage inflation emerges, the Fed will likely keep policy less stimulative, rather than more restrictive.

Considering the potential for a rate driven sell-off throughout this period of uncertainty, we were encouraged by the market's ability to hold onto its previous gains. This suggested to us a growing conviction on the improving long-term fundamentals. Economic and profit growth had exceeded expectations in the second half of calendar 2003, and we positioned portfolios to benefit from continued strength in the months ahead. Indeed, the solid fundamentals carried over into the first half of calendar 2004, with GDP growth of approximately 3.5% and corporate profit growth once again in excess of 20%. Yet despite these positives, a combination of geopolitical uncertainties and a fear of higher interest rates combined to dampen market sentiment. The bombings in Madrid and increased terror activity in Iraq resulted in a volatile trading environment for stocks. Conflicting signals on employment growth further increased the uncertainty plaguing the markets. Higher oil and gas prices ignited inflation fears. If that wasn't enough, the rancorous presidential election season provided yet another dose of concern for the markets.

While the equity markets may not appreciate uncertainty, the unknown has always been a condition of investing. As a result, we remind our investors of the importance of diversification, particularly within equity portfolios. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic

2

LETTER TO SHAREHOLDERS continued

and corporate fundamentals. Though fear may periodically dominate market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

We encourage our investors to maintain their long-term diversification strategies for their equity portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2004

MANAGEMENT TEAM

James L. Kaplan, Ph.D.
J.L. Kaplan Associates, LLC
Lead Manager

Paul Weisman
J.L. Kaplan Associates, LLC.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/30/1997

	Class A	Class B	Class C	Class I
Class inception date	7/31/1998	4/25/2003	4/25/2003	12/30/1997

Nasdaq symbol	ESKAX	ESKBX	ESKCX	ESKIX

Average annual return*

1 year with sales charge	9.47%	10.45%	14.44%	N/A

1 year w/o sales charge	16.16%	15.45%	15.44%	16.55%

5 year	9.98%	11.16%	11.43%	11.68%

Since portfolio inception	8.93%	10.39%	10.40%	10.59%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 4/25/2003 is based on the performance of the Investor shares of the fund's predecessor fund, Undiscovered Managers Small Cap Value Fund, and prior to its inception, on the Institutional shares, the original class offered by the fund's predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 4/25/2003 is based on the performance of the Institutional shares of the fund's predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.30% for Class A, 0.35% for Investor shares, and 1.00% for Classes B and C. Class I and Institutional shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class A would have been different.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Small Cap Value Fund Class A shares, versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 16.16% for the twelve-month period ended July 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Russell 2000 Value Index (Russell 2000 Value), returned 22.83%.

The fiscal year ended July 31, 2004, encompassed two very different types of investment environments for the fund. From the start of the fiscal year through late-March 2004, interest rates declined and performance tended to be led by companies with the weakest fundamentals. Because the fund's managers emphasize higher-quality companies with consistent earnings and reasonably valued stocks, the fund underperformed relative to the Russell 2000 Value during this early period. However, in the final months of the fiscal year, interest rates started to rise and the backdrop shifted to favor companies with stronger fundamentals.

The fund's managers emphasize stock selection, focusing on lower-priced companies with consistent earnings. The managers prefer corporations that manage their balance sheets conservatively and have a demonstrated ability to generate free cash flow after paying all expenses and earning a return on equity of at least 15%.

The fund's most notable positive contributors to performance during the fiscal year were two firms that were acquired by other companies at substantial premiums to their stock prices. These were Tom Brown, Inc., an energy exploration company, and Oxford Health Plans, an HMO. The increased demand for basic materials used in industrial production had a positive effect on two other strong-performing holdings: Carpenter Technologies, which produces specialty steels and other metals; and Cytec, a specialty chemical company. Other holdings that appreciated sharply included retailer Footlocker and truck transport company Yellow Freight.

Companies that detracted from performance included; SPX, an industrial conglomerate and Calloway Golf, which was hurt by increased price competition from other golf equipment companies.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:
  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2004	7/31/2004	Period*

Actual
Class A	$1,000.00	$ 986.80	$ 7.71
Class B	$1,000.00	$ 983.69	$10.95
Class C	$1,000.00	$ 983.24	$11.00
Class I	$1,000.00	$ 987.97	$ 6.03
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,017.11	$ 7.82
Class B	$1,000.00	$1,013.82	$11.12
Class C	$1,000.00	$1,013.77	$11.17
Class I	$1,000.00	$1,018.80	$ 6.12

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.56% for Class A, 2.22% for Class B, 2.23% for Class C and 1.22% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,		Year Ended August 31,
CLASS A	2004	2003[1,2]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$18.50	$16.72	$17.51	$14.89	$13.52	$10.91
Income from investment operations
Net investment loss	-0.07	-0.10	-0.14	-0.06	-0.06	-0.07
Net realized and unrealized gains or losses on securities	3.02	1.91	-0.16	3.46	1.61	2.74
Total from investment operations	2.95	1.81	-0.30	3.40	1.55	2.67
Distributions to shareholders from
Net investment income	0	0	0	0	0	-0.01
Net realized gains	-0.51	-0.03	-0.49	-0.78	-0.18	-0.05
Total distributions to shareholders	-0.51	-0.03	-0.49	-0.78	-0.18	-0.06
Net asset value, end of period	$20.94	$18.50	$16.72	$17.51	$14.89	$13.52
Total return[3]	16.16%	10.86%	-1.76%	23.94%	11.65%	24.51%
Ratios and supplemental data
Net assets, end of period (thousands)	$66,878	$35,905	$26,335	$8,922	$5,179	$957
Ratios to average net assets
Expenses[4]	1.60%	1.76%[5]	1.75%	1.75%	1.75%	1.75%
Net investment loss	-0.54%	-0.70%[5]	-0.80%	-0.38%	-0.48%	-0.50%
Portfolio turnover rate	43%	27%	31%	52%	58%	56%

[1]   Effective at the close of business on April 25, 2003, Evergreen Small Cap Value Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund ("Undiscovered Managers Fund"). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to April 28, 2003 are those of Investor Class shares of Undiscovered Managers Fund.

[2]   For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS B	2004	2003[1,2]
Net asset value, beginning of period	$18.76	$16.21
Income from investment operations
Net investment loss	-0.12	-0.06
Net realized and unrealized gains or losses on securities	2.98	2.61
Total from investment operations	2.86	2.55
Distributions to shareholders from
Net realized gains	-0.51	0
Net asset value, end of period	$21.11	$18.76
Total return[3]	15.45%	15.73%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,663	$163
Ratios to average net assets
Expenses[4]	2.25%	2.47%[5]
Net investment loss	-1.20%	-1.40%[5]
Portfolio turnover rate	43%	27%

[1]   For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS C	2004	2003[1,2]
Net asset value, beginning of period	$18.77	$16.21
Income from investment operations
Net investment loss	-0.12	-0.05
Net realized and unrealized gains or losses on securities	2.98	2.61
Total from investment operations	2.86	2.56
Distributions to shareholders from
Net realized gains	-0.51	0
Net asset value, end of period	$21.12	$18.77
Total return[3]	15.44%	15.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,510	$11
Ratios to average net assets
Expenses[4]	2.25%	2.39%[5]
Net investment loss	-1.20%	-1.29%[5]
Portfolio turnover rate	43%	27%

[1]   For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,		Year Ended August 31,
CLASS I	2004	2003[1,2]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$18.80	$16.94	$17.67	$14.97	$13.54	$10.90
Income from investment operations
Net investment income (loss)	-0.05	-0.05	-0.08	0	0	-0.01
Net realized and unrealized gains or losses on securities	3.12	1.94	-0.16	3.48	1.61	2.72
Total from investment operations	3.07	1.89	-0.24	3.48	1.61	2.71
Distributions to shareholders from
Net investment income	0	0	0	0[3]	0[3]	-0.02
Net realized gains	-0.51	-0.03	-0.49	-0.78	-0.18	-0.05
Total distributions to shareholders	-0.51	-0.03	-0.49	-0.78	-0.18	-0.07
Net asset value, end of period	$21.36	$18.80	$16.94	$17.67	$14.97	$13.54
Total return	16.55%	11.19%	-1.40%	24.37%	12.08%	24.89%
Ratios and supplemental data
Net assets, end of period (thousands)	$216,778	$154,397	$108,157	$73,217	$29,171	$20,038
Ratios to average net assets
Expenses[4]	1.26%	1.40%[5]	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	-0.21%	-0.35%[5]	-0.45%	-0.03%	0.00%	-0.11%
Portfolio turnover rate	43%	27%	31%	52%	58%	56%

[1]   Effective at the close of business on April 25, 2003, Evergreen Small Cap Value Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund ("Undiscovered Managers Fund"). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to April 28, 2003 are those of Institutional Class shares of Undiscovered Managers Fund.

[2]   For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

[3]   Amount represents less than $0.005 per share.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

July 31, 2004

	Shares	Value

COMMON STOCKS 96.6%
CONSUMER DISCRETIONARY 16.9%
Auto Components 2.0%
Arvinmeritor, Inc.	100,000	$ 1,987,000
Borg-Warner Automotive, Inc.	85,000	4,011,150
5,998,150
Hotels, Restaurants & Leisure 0.8%
Ryan's Restaurant Group, Inc. *	170,000	2,463,300
Household Durables 3.2%
Furniture Brands International, Inc.	175,000	4,021,500
WCI Communities, Inc. *	250,000	5,382,500
9,404,000
Leisure Equipment & Products 1.1%
Callaway Golf Co.	295,000	3,245,000
Media 2.0%
Cadmus Communications Corp.	200,000	3,012,000
Journal Register Co. *	150,000	2,910,000
5,922,000
Multi-line Retail 1.1%
Shopko Stores, Inc. *	200,000	3,110,000
Specialty Retail 6.7%
Barnes & Noble, Inc. *	150,000	5,157,000
Foot Locker, Inc.	375,000	8,437,500
Group 1 Automotive, Inc. *	118,300	3,518,242
Ross Stores, Inc.	111,800	2,588,170
19,700,912
CONSUMER STAPLES 3.4%
Food Products 2.7%
Chiquita Brands International, Inc. *	210,000	4,103,400
Smithfield Foods, Inc. *	135,300	3,834,402
7,937,802
Household Products 0.7%
Rayovac Corp. *	80,000	2,138,400
ENERGY 5.0%
Oil & Gas 5.0%
Cimarex Energy Co. *	150,000	4,879,500
Patina Oil & Gas Corp.	175,000	5,160,750
Vintage Petroleum, Inc.	270,000	4,617,000
14,657,250
FINANCIALS 19.3%
Commercial Banks 7.9%
Alabama National BanCorp.	85,000	4,864,550
Americanwest Bancorporation	54,700	946,310
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
First State Bancorporation	90,000	$ 2,632,500
Prosperity Bancshares, Inc.	190,000	4,603,700
Republic Bancorp, Inc.	89,999	1,318,485
Sky Financial Group, Inc.	185,000	4,319,750
South Financial Group, Inc.	170,000	4,605,300
23,290,595
Consumer Finance 1.6%
Cash America International, Inc.	150,000	3,367,500
Rewards Network, Inc. *	181,000	1,230,800
4,598,300
Insurance 5.7%
Bristol West Holdings, Inc.	197,100	3,439,395
HCC Insurance Holdings, Inc.	115,000	3,484,500
Hilb, Rogal and Hobbs Co.	64,200	2,156,478
RenaissanceRe Holdings, Ltd.	63,000	3,339,000
RLI Corp.	120,000	4,416,000
16,835,373
Real Estate 1.2%
First Industrial Realty Trust, Inc. REIT	100,000	3,664,000
Thrifts & Mortgage Finance 2.9%
Radian Group, Inc.	55,000	2,531,100
Webster Financial Corp.	125,000	5,865,000
8,396,100
HEALTH CARE 8.8%
Health Care Equipment & Supplies 3.3%
Cooper Companies, Inc.	130,000	7,728,500
Vital Signs, Inc.	65,000	1,940,900
9,669,400
Health Care Providers & Services 5.5%
Coventry Health Care, Inc. *	198,900	10,165,779
Owens & Minor, Inc.	240,000	6,160,800
16,326,579
INDUSTRIALS 22.4%
Aerospace & Defense 1.0%
Herley Industries, Inc. *	160,000	3,008,000
Building Products 2.1%
American Woodmark Corp.	70,000	3,983,700
Apogee Enterprises, Inc.	220,000	2,314,400
6,298,100
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 4.0%
Banta Corp.	60,800	$ 2,414,368
FTI Consulting, Inc. *	240,000	4,142,400
United Stationers, Inc. *	130,000	5,124,600
11,681,368
Construction & Engineering 1.3%
Granite Construction, Inc.	210,000	3,735,900
Electrical Equipment 1.5%
Ametek, Inc.	140,000	4,317,600
Machinery 8.1%
AGCO Corp. *	190,000	3,974,800
Barnes Group, Inc.	230,000	5,968,500
Crane Co.	150,000	4,173,000
Pentair, Inc.	170,000	5,324,400
SPX Corp.	110,000	4,504,500
Terex Corp. *	1,800	70,038
24,015,238
Marine 1.8%
Kirby Corp.	140,000	5,404,000
Road & Rail 2.6%
Yellow Roadway Corp. *	175,000	7,614,250
INFORMATION TECHNOLOGY 8.6%
Communications Equipment 1.1%
Andrew Corp. *	300,000	3,255,000
Computers & Peripherals 1.9%
Imation Corp.	170,000	5,635,500
Electrical Equipment 0.5%
C&D Technologies, Inc.	100,000	1,570,000
Electronic Equipment & Instruments 2.0%
Arrow Electronics, Inc. *	245,000	5,796,700
IT Services 1.5%
Perot Systems Corp., Class A *	355,000	4,480,100
Semiconductors & Semiconductor Equipment 1.6%
Conexant Systems, Inc. *	1,135,800	1,805,922
Cypress Semiconductor Corp. *	250,000	2,835,000
4,640,922
MATERIALS 11.7%
Chemicals 6.4%
Cytec Industries, Inc.	164,400	7,661,040
Ferro Corp.	200,000	3,982,000
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Scotts Co., Class A *	70,000	$ 4,270,000
Wellman, Inc.	400,000	2,816,000
18,729,040
Containers & Packaging 1.6%
AptarGroup, Inc.	115,000	4,865,650
Metals & Mining 2.2%
Carpenter Technology Corp.	150,000	6,450,000
Paper & Forest Products 1.5%
Wausau-Mosinee Paper Corp.	280,000	4,351,200
UTILITIES 0.5%
Gas Utilities 0.5%
Atmos Energy Corp.	60,000	1,510,200
Total Common Stocks (cost $249,834,859)		284,715,929
SHORT-TERM INVESTMENTS 3.3%
MUTUAL FUND SHARES 3.3%
Evergreen Institutional Money Market Fund (o) (cost $9,818,563)	9,818,563	9,818,563
Total Investments (cost $259,653,422) 99.9%		294,534,492
Other Assets and Liabilities 0.1%		294,780
Net Assets 100.0%		$ 294,829,272

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of July 31, 2004:

Industrials	23.2%
Financials	20.0%
Consumer Discretionary	17.5%
Materials	12.1%
Health Care	9.1%
Information Technology	8.9%
Energy	5.2%
Consumer Staples	3.5%
Utilities	0.5%
100.0%
See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

Assets
Investments in securities, at value (cost $259,653,422)	$ 294,534,492
Receivable for Fund shares sold	505,898
Dividends receivable	147,903
Prepaid expenses and other assets	198,437

Total assets	295,386,730

Liabilities
Payable for Fund shares redeemed	487,757
Advisory fee payable	21,577
Distribution Plan expenses payable	2,696
Due to other related parties	4,927
Accrued expenses and other liabilities	40,501

Total liabilities	557,458

Net assets	$ 294,829,272

Net assets represented by
Paid-in capital	$ 242,769,067
Undistributed net investment loss	(1,701)
Accumulated net realized gains on securities	17,180,836
Net unrealized gains on securities	34,881,070

Total net assets	$ 294,829,272

Net assets consists of
Class A	$ 66,877,880
Class B	5,662,970
Class C	5,510,031
Class I	216,778,391

Total net assets	$ 294,829,272

Shares outstanding
Class A	3,193,802
Class B	268,313
Class C	260,953
Class I	10,147,115

Net asset value per share
Class A	$ 20.94
Class A -- Offering price (based on sales charge of 5.75%)	$ 22.22
Class B	$ 21.11
Class C	$ 21.12
Class I	$ 21.36

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended July 31, 2004

Investment income
Dividends	$ 2,768,423

Expenses
Advisory fee	2,604,160
Distribution Plan expenses
Class A	166,064
Class B	26,812
Class C	26,019
Administrative services fee	262,734
Transfer agent fees	231,749
Trustees' fees and expenses	5,689
Printing and postage expenses	33,539
Custodian and accounting fees	63,339
Registration and filing fees	44,395
Professional fees	20,816
Other	53,276

Total expenses	3,538,592
Less: Expense reductions	(1,053)

Net expenses	3,537,539

Net investment loss	(769,116)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	21,060,068
Net change in unrealized gains or losses on securities	14,336,273

Net realized and unrealized gains or losses on securities	35,396,341

Net increase in net assets resulting from operations	$ 34,627,225

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2004		2003(a)(b)(c)

Operations
Net investment loss		$ (769,116)		$ (573,513)
Net realized gains on securities		21,060,068		3,518,939
Net change in unrealized gains or losses on securities		14,336,273		16,565,985

Net increase in net assets resulting from operations		34,627,225		19,511,411

Distributions to shareholders from
Net realized gains
Class A		(1,113,840)		(55,730)
Class B		(34,313)		0
Class C		(28,978)		0
Class I		(4,920,988)		(216,005)

Total distributions to shareholders		(6,098,119)		(271,735)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,002,609	41,710,200	967,395	15,731,172
Class B	275,552	5,786,435	8,709	158,911
Class C	273,927	5,748,317	566	10,407
Class I	4,694,399	97,070,374	4,132,866	68,380,622

		150,315,326		84,281,112

Net asset value of shares issued in reinvestment of distributions
Class A	51,251	994,270	3,163	51,439
Class B	1,620	31,817	0	0
Class C	1,317	25,883	0	0
Class I	224,644	4,434,478	12,013	198,092

		5,486,448		249,531

Automatic conversion of Class B shares to Class A shares
Class A	1,373	28,835	0	0
Class B	(1,358)	(28,835)	0	0

		0		0

Payment for shares redeemed
Class A	(802,405)	(16,723,033)	(604,289)	(9,745,579)
Class B	(16,210)	(340,878)	0	0
Class C	(14,857)	(316,908)	0	0
Class I	(2,984,139)	(62,597,181)	(2,316,632)	(38,040,133)

		(79,978,000)		(47,785,712)

Net increase in net assets resulting from capital share transactions		75,823,774		36,744,931

Total increase in net assets		104,352,880		55,984,607
Net assets
Beginning of period		190,476,392		134,491,785

End of period		$ 294,829,272		$ 190,476,392

Undistributed net investment loss		$ (1,701)		$ (303)

(a) For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.
(b) For Class B and C shares, for the period from April 25, 2003 (commencement of class operations), to July 31, 2003.
(c) Effective at the close of business on April 25, 2003, Evergreen Small Cap Value Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund ("Undiscovered Managers Fund"). The information for the period prior to April 28, 2003, is that of Undiscovered Managers Fund. Undiscovered Managers Fund was the accounting and performance survivor in this transaction.
See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	August 31, 2002(a)
Operations

Net investment loss		$ (582,661)
Net realized gains on securities		1,522,997
Net change in unrealized gains or losses on securities		(5,989,506)

Net decrease in net assets resulting from operations		(5,049,170)

Distributions to shareholders from
Net realized gains
Class A		(514,924)
Class I		(2,116,866)

Total distributions to shareholders		(2,631,790)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	1,345,168	23,784,434
Class I	3,457,982	62,789,130

		86,573,564

Net asset value of shares issued in reinvestment of distributions
Class A	30,121	513,873
Class I	111,884	1,928,890

		2,442,763

Payment for shares redeemed
Class A	(310,056)	(5,573,084)
Class I	(1,329,391)	(23,409,736)

		(28,982,820)

Net increase in net assets resulting from capital share transactions		60,033,507

Total increase in net assets		52,352,547
Net assets
Beginning of period		82,139,238

End of period		$ 134,491,785

Undistributed net investment income		$ 0

(a) Effective at the close of business on April 25, 2003, Evergreen Small Cap Value Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund ("Undiscovered Managers Fund"). The information presented is that of Undiscovered Managers Fund. Undiscovered Managers Fund was the accounting and performance survivor in this transaction.
See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Small Cap Value Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

19

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses and certain distributions received from real estate investment trusts.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 1.05% of the Fund's average daily net assets.

J.L. Kaplan Associates, LLC, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.09% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served the Fund's distributor.

20

NOTES TO FINANCIAL STATEMENTS continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2004, EIS received $8,273 from the sale of Class A shares and $51, $3,006 and $639 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $174,322,642 and $102,903,957, respectively, for the year ended July 31, 2004.

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $259,528,855. The gross unrealized appreciation and depreciation on securities based on tax cost was $49,827,424 and $14,821,787, respectively, with a net unrealized appreciation of $35,005,637.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-term	Unrealized
Income	Capital Gain	Appreciation

$ 5,393,195	$ 11,661,373	$ 35,005,637

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to real estate investment trusts. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended July 31,		Year Ended August 31, 2002
	2004	2003*

Ordinary Income	$ 3,901,408	$ 0	$ 2,417,196
Long-term Capital Gain	2,196,711	271,735	214,594

* For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

21

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended July 31, 2004, the Fund had no borrowings under this agreement.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to

22

NOTES TO FINANCIAL STATEMENTS continued

engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Small Cap Value Fund, a series of Evergreen Equity Trust, as of July 31, 2004, and the related statement of operations for the year then ended and statements of changes in net assets and the financial highlights for the year then ended and for the eleven-month period ended July 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended August 31, 2002 and the financial highlights for each of the years ended August 31, 2002 and prior were audited by other auditors whose report, dated October 18, 2002, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Small Cap Value Fund, as of July 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 10, 2004

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $2,196,711 for the fiscal year ended July 31, 2004.

For corporate shareholders, 36.83% of ordinary income dividends paid during the fiscal year ended July 31, 2004, qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2004, the Fund designates 57.52% of ordinary income and short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2004 year-end tax information will be reported to you on your 2004 Form 1099-DIV, which shall be provided to you in early 2005.

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567508 rv1   9/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Special Values Fund

Evergreen Special Values Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.
Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

 LETTER TO SHAREHOLDERS

September 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Special Values Fund, which covers the twelve-month period ended July 31, 2004.

As we entered the investment period, our equity portfolio teams had to come to terms with two major developments in the financial markets. First, the equity markets had just experienced a dramatic turnaround during the first half of calendar 2003. Would these gains hold up? Secondly, since the investment period began on the heels of an incredibly volatile period for interest rates, how were our analysts to discount, or value, future earnings growth prospects? Given these developments, and our belief in the sustainability of the economic and profit expansions, we maintained our emphasis on the solid fundamentals supporting growth. In addition, we continued to focus on an accommodative monetary policy from the Federal Reserve, enabling our analysts to discount growth prospects at more "rational" interest rate levels.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. We also believed the improving trend for dividends would eventually play an important role in strengthening total return potential for equity investors. Therefore, the passage of this law not only bolstered our vision, but also supported the market's continued advances.

Increasingly comfortable with our views on the solid foundation for future economic growth, the next

LETTER TO SHAREHOLDERS continued

challenge was the level of interest rates. The unraveling of the "deflation trade" in bonds last summer brought the yield on the 10-year Treasury from a low of 3.1% in June to a peak of 4.6% in early August. While a volatile period, our belief in a continued accommodative stance from the Fed was strengthened by the absence of significant payroll growth. It was, and remains, our belief that until payrolls expand to the point that wage inflation emerges, the Fed will likely keep policy less stimulative, rather than more restrictive.

Considering the potential for a rate driven sell-off throughout this period of uncertainty, we were encouraged by the market's ability to hold onto its previous gains. This suggested to us a growing conviction on the improving long-term fundamentals. Economic and profit growth had exceeded expectations in the second half of calendar 2003, and we positioned portfolios to benefit from continued strength in the months ahead. Indeed, the solid fundamentals carried over into the first half of calendar 2004, with GDP growth of approximately 3.5% and corporate profit growth once again in excess of 20%. Yet despite these positives, a combination of geopolitical uncertainties and a fear of higher interest rates combined to dampen market sentiment. The bombings in Madrid and increased terror activity in Iraq resulted in a volatile trading environment for stocks. Conflicting signals on employment growth further increased the uncertainty plaguing the markets. Higher oil and gas prices ignited inflation fears. If that wasn't enough, the rancorous presidential election season provided yet another dose of concern for the markets.

While the equity markets may not appreciate uncertainty, the unknown has always been a condition of investing. As a result, we remind our investors of the importance of diversification, particularly within equity portfolios. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic

LETTER TO SHAREHOLDERS continued

and corporate fundamentals. Though fear may periodically dominate market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

We encourage our investors to maintain their long-term diversification strategies for their equity portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of July 31, 2004

MANAGEMENT TEAM

James M. Tringas, CFA
Value Equity Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.
Morningstar's style box is based on a portfolio date as of 6/30/2004.
The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/7/1993

	Class A	Class B	Class C	Class I	Class R
Class inception date	5/7/1993	3/26/1999	12/12/2000	7/23/1996	10/10/2003

Nasdaq symbol	ESPAX	ESPBX	ESPCX	ESPIX	ESPRX

Average annual return*

1 year with sales charge	14.99%	16.13%	20.17%	N/A	N/A

1 year w/o sales charge	22.02%	21.13%	21.17%	22.39%	21.82%

5 year	10.68%	10.87%	11.43%	12.29%	11.97%

10 year	15.22%	15.47%	15.61%	16.01%	15.88%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information as of the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and R are not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and I prior to 6/17/2002 are based on the performance of Classes A, B, C and Y of the fund's predecessor fund, Wachovia Special Values Fund. The historical returns shown for Classes B, C, I and R prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C, I and R have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I and Y do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B, C and R would have been lower, while returns for Class I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Special Values Fund Class A shares, versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 22.02% for the twelve-month period ended July 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Russell 2000 Value Index, returned 22.83%.

Early in the fiscal period, market optimism was high, driven by an expanding economy and the effects of low interest rates and new federal tax cuts. In these early months, the best performance tended to be generated by higher-risk companies with poor-quality balance sheets, high valuations and unimpressive earnings records. Investors focused on the potential of these companies to profit in a sustained economic rebound. Fund management avoided these types of stocks, preferring companies with demonstrated earnings and strong balance sheets. This strategy detracted from the fund's performance relative to it's benchmark. The market's early optimism about the economy became tempered in April 2004, when rapidly rising energy prices and strong economic growth increased the likelihood that interest rates would begin to rise. Investors then became more risk-averse, paying closer attention to earnings and stock valuations. This period of increased caution in the market continued through the end of the fiscal period and the fund's relative performance improved significantly. The fund performed close to its benchmark for the twelve-months ended July 31, 2004, aided by particularly strong results relative to the market in the final four months. It was in this latter period that market sentiment changed and investors began to prefer companies with strong balance sheets, demonstrated earnings records and attractive valuations.

The fund's management style emphasizes risk control, searching for opportunities to deliver high returns at minimal risk. Fund managers seek investments in companies with clear records of earnings, high free cash flow, high returns on equity and strong management.

Joy Global, a leading manufacturer of heavy equipment used in coal mining, and Massey Energy, a mining and production company in the Appalachian coal-mining region, both were strong contributors to performance, as they benefited from rising commodity prices in energy. Briggs & Stratton, the well known manufacturer of lawn mower engines, also added to returns. In a strengthening economy, the company's management was able to both meet earnings targets and to reduce debt. Eagle Materials, a leading producer of home building materials such as wallboard and cement mix, was another positive contributor, benefiting from strength in the home building industry.

Viasys Healthcare, a manufacturer of medical and surgical products, was a disappointment for the year, after it failed to meet earnings projections. Superior Industry, a producer of aluminum wheels for the automobile industry, also detracted from performance because of intense price competition from Asian companies. However, management retained positions in both Viasys and Superior because of their attractive valuations and strong balance sheets.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:
  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2004	7/31/2004	Period*

Actual
Class A	$1,000.00	$1,020.69	$ 6.88
Class B	$1,000.00	$1,017.41	$10.33
Class C	$1,000.00	$1,017.36	$10.38
Class I	$1,000.00	$1,022.65	$ 5.33
Class R	$1,000.00	$1,019.48	$ 8.18
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,018.05	$ 6.87
Class B	$1,000.00	$1,014.62	$10.32
Class C	$1,000.00	$1,014.57	$10.37
Class I	$1,000.00	$1,019.59	$ 5.32
Class R	$1,000.00	$1,016.76	$ 8.17

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.37% for Class A, 2.06% for Class B, 2.07% for Class C, 1.06% for Class I and 1.63% for Class R), multiplied by the average account value over the period, multiplied by 182 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,			Year Ended November 30,
CLASS A	2004	2003	2002[1,2]	2001[1,3]	2000[1,3]	1999[1]
Net asset value, beginning of period	$20.62	$18.09	$20.29	$16.53	$16.03	$16.13
Income from investment operations
Net investment income (loss)	0	-0.02	0.01	0.16	0.22	0.25
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	4.54	3.12	-0.97	3.97	1.08	0.56
Total from investment operations	4.54	3.10	-0.96	4.13	1.30	0.81
Distributions to shareholders from
Net investment income	0	0	-0.10	-0.24	-0.28	-0.16
Net realized gains	0	-0.57	-1.14	-0.13	-0.52	-0.75
Total distributions to shareholders	0	-0.57	-1.24	-0.37	-0.80	-0.91
Net asset value, end of period	$25.16	$20.62	$18.09	$20.29	$16.53	$16.03
Total return[4]	22.02%	17.63%	-5.23%	25.43%	8.52%	5.40%
Ratios and supplemental data
Net assets, end of period (thousands)	$659,114	$375,118	$81,516	$76,469	$62,486	$65,348
Ratios to average net assets
Expenses[5]	1.37%	1.24%	1.19%[6]	1.20%	1.21%	1.23%
Net investment income (loss)	-0.01%	-0.13%	0.08%[6]	0.84%	1.38%	1.61%
Portfolio turnover rate	38%	45%	32%	45%	42%	44%

[1]   Effective at the close of business on June 14, 2002, Evergreen Special Values Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Class A shares of Wachovia Special Values Fund.

[2]   For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,			Year Ended November 30,
CLASS B	2004	2003[1]	2002[1,2,3]	2001[1,2]	2000[1,2]	1999[2,4]
Net asset value, beginning of period	$20.26	$17.92	$20.10	$16.40	$15.99	$14.60
Income from investment operations
Net investment income (loss)	-0.16	-0.19	-0.11	0	0.10	0.17
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	4.44	3.10	-0.92	3.96	1.08	1.22
Total from investment operations	4.28	2.91	-1.03	3.96	1.18	1.39
Distributions to shareholders from
Net investment income	0	0	-0.01	-0.13	-0.25	0
Net realized gains	0	-0.57	-1.14	-0.13	-0.52	0
Total distributions to shareholders	0	-0.57	-1.15	-0.26	-0.77	0
Net asset value, end of period	$24.54	$20.26	$17.92	$20.10	$16.40	$15.99
Total return[5]	21.13%	16.79%	-5.67%	24.42%	7.74%	9.52%
Ratios and supplemental data
Net assets, end of period (thousands)	$202,069	$159,896	$2,967	$1,153	$427	$350
Ratios to average net assets
Expenses[6]	2.06%	2.02%	1.95%[7]	1.95%	1.96%	1.98%[7]
Net investment income (loss)	-0.71%	-0.99%	-0.68%[7]	0.02%	0.61%	0.93%[7]
Portfolio turnover rate	38%	45%	32%	45%	42%	44%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   Effective at the close of business on June 14, 2002, Evergreen Special Values Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Class B shares of Wachovia Special Values Fund.

[3]   For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

[4]   For the period from March 26, 1999 (commencement of class operations), to November 30, 1999.

[5]   Excluding applicable sales charges

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,			Year Ended November 30, 2001[2,4]
CLASS C	2004	2003[1]	2002[1,2,3]
Net asset value, beginning of period	$20.31	$17.96	$20.16	$17.46
Income from investment operations
Net investment loss	-0.14	-0.18	-0.12	-0.01
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	4.44	3.10	-0.92	3.12
Total from investment operations	4.30	2.92	-1.04	3.11
Distributions to shareholders from
Net investment income	0	0	-0.02	-0.28
Net realized gains	0	-0.57	-1.14	-0.13
Total distributions to shareholders	0	-0.57	-1.16	-0.41
Net asset value, end of period	$24.61	$20.31	$17.96	$20.16
Total return[5]	21.17%	16.74%	-5.66%	18.27%
Ratios and supplemental data
Net assets, end of period (thousands)	$106,126	$65,833	$1,908	$367
Ratios to average net assets
Expenses[6]	2.07%	2.01%	1.95%[7]	1.95%[7]
Net investment loss	-0.71%	-0.95%	-0.70%[7]	-0.05%[7]
Portfolio turnover rate	38%	45%	32%	45%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Effective at the close of business on June 14, 2002, Evergreen Special Values Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Class C shares of Wachovia Special Values Fund.

[3]   For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

[4]   For the period from December 12, 2000 (commencement of class operations), to November 30, 2001.

[5]   Excluding applicable sales charges

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,			Year Ended November 30,
CLASS I	2004	2003	2002[1,2]	2001[1,3]	2000[1,3]	1999[1]
Net asset value, beginning of period	$20.66	$18.13	$20.34	$16.57	$16.07	$16.18
Income from investment operations
Net investment income	0.07	0.04	0.05	0.20	0.26	0.30
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	4.55	3.11	-0.97	3.98	1.08	0.54
Total from investment operations	4.62	3.15	-0.92	4.18	1.34	0.84
Distributions to shareholders from
Net investment income	0[4]	-0.05	-0.15	-0.28	-0.32	-0.20
Net realized gains	0	-0.57	-1.14	-0.13	-0.52	-0.75
Total distributions to shareholders	0[4]	-0.62	-1.29	-0.41	-0.84	-0.95
Net asset value, end of period	$25.28	$20.66	$18.13	$20.34	$16.57	$16.07
Total return	22.39%	17.89%	-5.04%	25.74%	8.79%	5.61%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,002,368	$689,126	$215,922	$198,817	$128,300	$109,969
Ratios to average net assets
Expenses[5]	1.06%	0.97%	0.94%[6]	0.95%	0.96%	0.98%
Net investment income	0.30%	0.15%	0.34%[6]	1.08%	1.61%	1.85%
Portfolio turnover rate	38%	45%	32%	45%	42%	44%

[1]   Effective at the close of business on June 14, 2002, Evergreen Special Values Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Class Y shares of Wachovia Special Values Fund.

[2]   For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Amount represents $0.005 per share.

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS R	July 31, 2004[1]
Net asset value, beginning of period	$22.01
Income from investment operations
Net investment loss	-0.01
Net realized and unrealized gains or losses on securities and foreign currency related transactions	3.12
Total from investment operations	3.11
Net asset value, end of period	$25.12
Total return	14.13%
Ratios and supplemental data
Net assets, end of period (thousands)	$27
Ratios to average net assets
Expenses[2]	1.61%[3]
Net investment income	-0.23%[3]
Portfolio turnover rate	38%

[1]   For the period from October 10, 2003 (commencement of class operations), to July 31, 2004.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2004

	Shares	Value

COMMON STOCKS 94.9%
CONSUMER DISCRETIONARY 23.1%
Auto Components 1.2%
Superior Industries International, Inc. (p)	709,159	$ 23,182,408
Automobiles 0.2%
National RV Holdings, Inc. *(p)	276,176	4,487,860
Hotels, Restaurants & Leisure 6.1%
Jack In The Box, Inc. *(p)	747,981	23,860,594
La Quinta Corp. *	3,357,617	25,719,346
Lone Star Steakhouse & Saloon, Inc.	435,955	10,567,549
O'Charley's, Inc. *(p)	466,320	8,197,906
Papa John's International, Inc. *(p)	363,850	11,050,124
Ryan's Restaurant Group, Inc. *(p)	837,599	12,136,810
Triarc Companies, Inc., Class A	358,658	3,504,089
Triarc Companies, Inc., Class B (p)	2,567,904	25,062,743
120,099,161
Household Durables 2.6%
Cavco Industries, Inc. *(p)	188,884	7,460,918
Dixie Group, Inc. *	249,500	2,956,575
Ethan Allen Interiors, Inc. (p)	201,734	7,494,418
La-Z-Boy Chair Co. (p)	295,800	5,111,424
Libbey, Inc. (p)	266,360	5,987,773
Skyline Corp. (p)	145,199	5,430,443
Tupperware Corp. (p)	966,655	16,597,466
51,039,017
Leisure Equipment & Products 0.1%
Boyds Collection, Ltd. *	650,300	1,762,313
Media 5.0%
Grey Global Group, Inc. (p)	9,983	8,884,870
Liberty Corp.	464,581	20,395,106
ProQuest Co. *(p)	328,065	8,201,625
Pulitzer, Inc. (p)	523,572	24,215,205
RH Donnelley Corp. *(p)	175,900	7,982,342
Scholastic Corp. *(p)	241,385	6,640,501
Valassis Communications, Inc. *(p)	381,728	11,161,727
World Wrestling Entertainment, Inc.	972,796	12,364,237
99,845,613
Multi-line Retail 0.9%
Neiman Marcus Group, Class A (p)	316,873	17,285,422
Specialty Retail 3.2%
Barnes & Noble, Inc. *(p)	216,833	7,454,718
Burlington Coat Factory Warehouse Corp. (p)	330,154	5,988,994
Deb Shops, Inc.	189,856	4,351,499
Payless ShoeSource, Inc. *(p)	1,554,927	20,120,755
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Pier 1 Imports, Inc. (p)	399,500	$ 7,163,035
Tweeter Home Entertainment Group, Inc. *(p)	92,258	435,458
Wet Seal, Inc. *(p)	375,100	1,913,010
Zale Corp. *(p)	557,120	15,120,237
62,547,706
Textiles, Apparel & Luxury Goods 3.8%
Cutter & Buck, Inc. (p)	352,050	3,812,701
Kellwood Co. (p)	678,748	27,251,732
Russell Corp. (p)	717,198	12,687,233
Stride Rite Corp. (p)	1,289,897	13,414,929
Superior Uniform Group, Inc.	244,700	3,428,247
Velcro Industries, N.V.	379,421	4,512,075
Viad Corp. (p)	387,956	9,276,028
74,382,945
CONSUMER STAPLES 6.8%
Food & Staples Retailing 1.5%
Casey's General Stores, Inc. (p)	1,301,690	21,061,344
The Topps Co. Inc. (p)	902,543	8,520,006
29,581,350
Food Products 3.7%
American Italian Pasta Co., Class A (p)	242,000	7,117,220
Corn Products International, Inc. (p)	431,109	18,589,420
Delta & Pine Land Co.	1,002,467	22,505,384
Fresh Del Monte Produce, Inc. (p)	572,636	15,203,486
Interstate Bakeries Corp. (p)	684,300	6,726,669
Lance, Inc. (p)	256,874	3,863,385
74,005,564
Household Products 0.4%
Rayovac Corp. *(p)	288,192	7,703,372
Tobacco 1.2%
Universal Corp. (p)	474,850	22,902,016
ENERGY 6.5%
Energy Equipment & Services 3.1%
Atwood Oceanics, Inc. *(p)	480,460	18,574,584
Belden, Inc. (p)	1,154,880	22,462,416
Global Industries, Ltd. *(p)	900,728	4,548,676
GMX Resources, Inc. *	290,000	1,890,800
Hydril Co. *(p)	102,360	3,649,134
Tidewater, Inc. (p)	304,990	9,256,446
60,382,056
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas 3.4%
Berry Petroleum Co., Class A (p)	159,713	$ 4,832,916
Cabot Oil & Gas Corp., Class A (p)	381,755	16,785,767
Forest Oil Corp. *	601,221	17,008,542
Patina Oil & Gas Corp.	487,376	14,372,718
Stone Energy Corp. *	149,021	6,741,710
Whiting Petroleum Corp. *(p)	336,039	7,957,404
67,699,057
FINANCIALS 15.9%
Capital Markets 2.7%
Investment Technology Group *(p)	2,233,209	29,344,366
Knight Trading Group, Inc. *	710,965	6,050,312
LaBranche & Co., Inc. (p)	319,876	2,619,785
Piper Jaffray Co., Inc. *(p)	274,700	11,194,025
Westwood Holdings Group, Inc.	133,899	2,416,877
WP Stewart & Co., Ltd. (p)	123,385	2,407,241
54,032,606
Commercial Banks 1.2%
Colonial BancGroup, Inc. (p)	165,103	3,184,837
First Citizens BancShares, Inc. (p)	70,191	8,352,729
First State Bancorporation (p)	132,728	3,882,294
Mid-State Bancshares (p)	186,200	4,537,694
Washington Trust Bancorp, Inc. (p)	130,899	3,288,183
23,245,737
Consumer Finance 1.2%
MoneyGram International, Inc. *	1,245,041	23,282,267
Diversified Financial Services 1.6%
Apollo Investment Corp. *(p)	781,893	10,657,202
Assured Guaranty, Ltd. *	1,208,900	20,853,525
31,510,727
Insurance 6.1%
Alfa Corp.	275,100	3,719,352
CNA Surety Corp. *(p)	675,554	6,897,406
Endurance Specialty Holdings, Ltd.	492,485	16,276,629
Harleysville Group, Inc. (p)	440,194	8,319,667
Hilb, Rogal and Hobbs Co. (p)	239,277	8,037,314
Horace Mann Educators Corp. (p)	485,895	8,143,600
IPC Holdings, Ltd.	536,440	20,116,500
LandAmerica Financial Group, Inc. (p)	306,129	12,092,096
Merchants Group, Inc.	86,084	2,177,925
MONY Group, Inc. h	320,702	10,053,222
Navigators Group, Inc. *(p)	233,455	7,003,650
Stewart Information Services Corp.	512,357	18,163,056
121,000,417
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate 1.8%
Forest City Enterprises, Inc. (p)	340,925	$ 17,864,470
Post Properties, Inc. REIT (p)	530,085	14,837,079
Reckson Associates Realty Corp. REIT (p)	107,827	2,987,886
35,689,435
Thrifts & Mortgage Finance 1.3%
Brookline Bancorp, Inc. (p)	16,364	232,859
NetBank, Inc. (p)	1,292,743	13,884,060
NewAlliance Bancshares, Inc. *(p)	803,540	11,209,383
25,326,302
HEALTH CARE 5.4%
Health Care Equipment & Supplies 3.9%
Analogic Corp. (p)	425,200	17,662,808
Edwards Lifesciences Corp. *(p)	445,977	15,685,011
Millipore Corp. *(p)	229,833	12,109,901
SOLA International, Inc. *(p)	360,000	5,853,600
Viasys Healthcare, Inc. *(p)	704,591	10,674,553
West Pharmaceutical Services, Inc. (p)	392,474	14,949,335
76,935,208
Health Care Providers & Services 1.5%
NDCHealth Corp. (p)	511,376	10,744,010
Per-Se Technologies, Inc. *(p)	1,271,544	17,865,193
28,609,203
INDUSTRIALS 15.3%
Aerospace & Defense 0.6%
GenCorp, Inc. (p)	656,635	7,754,859
Ladish Co., Inc. *	444,500	3,982,720
11,737,579
Building Products 0.3%
Apogee Enterprises, Inc. (p)	509,398	5,358,867
Commercial Services & Supplies 2.8%
Deluxe Corp. (p)	329,577	14,517,867
Heidrick & Struggles International, Inc. *(p)	304,321	8,052,333
John H. Harland Co. (p)	805,041	22,790,711
Spherion Corp. *(p)	1,188,100	10,277,065
55,637,976
Electrical Equipment 1.2%
A.O. Smith Corp. (p)	281,579	8,086,949
Genlyte Group, Inc. *(p)	262,673	16,364,528
24,451,477
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 0.7%
Allete, Inc.	515,186	$ 14,280,956
Machinery 6.7%
AGCO Corp. *(p)	193,716	4,052,539
Ampco-Pittsburgh Corp. (p)	299,005	3,916,966
Briggs & Stratton Corp. (p)	272,076	22,718,346
CLARCOR, Inc.	24,006	1,056,264
EnPro Industries, Inc. *	435,255	10,776,914
Joy Global, Inc. (p)	876,360	26,019,128
Kadant, Inc. *(p)	865,244	17,391,404
Mueller Industries, Inc.	1,054,524	40,198,455
Supreme Industries, Inc., Class A	415,625	2,676,625
Wolverine Tube, Inc. *(p)	179,624	2,281,225
131,087,866
Road & Rail 3.0%
Arkansas Best Corp. (p)	831,647	29,082,696
Dollar Thrifty Automotive Group *(p)	176,860	4,260,557
RailAmerica, Inc. *(p)	471,678	5,306,377
USF Corp.	554,634	19,689,507
58,339,137
INFORMATION TECHNOLOGY 8.4%
Communications Equipment 2.2%
Adaptec, Inc. *(p)	410,300	3,073,147
Brocade Communications Systems, Inc. *(p)	1,121,929	5,407,698
CommScope, Inc. *(p)	799,622	16,472,213
Enterasys Networks, Inc. *	2,309,540	3,880,027
Harris Corp. (p)	298,524	14,173,920
43,007,005
Computers & Peripherals 3.4%
Advanced Digital Information Corp. *(p)	480,393	4,285,106
Imation Corp. (p)	734,740	24,356,631
Intergraph Corp. *(p)	836,510	22,075,499
Quantum Corp. *(p)	2,875,319	7,015,778
Silicon Graphics, Inc. *(p)	3,296,965	5,044,356
Western Digital Corp. *(p)	541,000	3,792,410
66,569,780
Electronic Equipment & Instruments 1.0%
Kemet Corp. *(p)	533,415	5,382,157
Technitrol, Inc. *(p)	765,534	14,162,379
19,544,536
Internet Software & Services 0.1%
Register.com, Inc. *(p)	367,117	2,154,977
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 1.1%
Credence Systems Corp. *(p)	503,229	$ 4,508,932
Lattice Semiconductor Corp. *(p)	1,041,670	5,104,183
Standard Microsystems Corp. *	703,506	12,107,338
21,720,453
Software 0.6%
Sybase, Inc. *	133,106	1,939,355
Transaction Systems Architects, Inc., Class A *	585,482	10,011,742
11,951,097
MATERIALS 10.6%
Chemicals 3.6%
A. Schulman, Inc.	284,100	5,914,962
American Pacific Corp. (p)	335,032	2,646,753
Arch Chemicals, Inc. (p)	538,599	15,339,300
FMC Corp. *	379,550	16,681,222
Great Lakes Chemical Corp. (p)	321,956	7,720,505
H.B. Fuller Co.	384,095	10,266,859
Octel Corp. (p)	390,677	10,087,280
Wellman, Inc. (p)	394,653	2,778,357
71,435,238
Construction Materials 1.1%
Eagle Materials, Inc. (p)	339,831	22,422,049
Containers & Packaging 2.9%
Owens-Illinois, Inc. *	730,718	10,741,555
Packaging Corporation of America	737,460	17,227,066
Rock Tennesse Co., Class A (p)	1,127,109	15,971,134
Silgan Holdings, Inc. *(p)	277,352	13,343,405
57,283,160
Metals & Mining 2.6%
Commercial Metals Co.	200,137	6,930,744
Massey Energy Co. (p)	455,740	12,601,211
Quanex Corp. (p)	619,928	28,206,724
Roanoke Electric Steel Corp. (p)	220,854	3,217,622
50,956,301
Paper & Forest Products 0.4%
Deltic Timber Corp. (p)	219,501	7,553,030
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.6%
Commonwealth Telephone Enterprises *(p)	714,692	32,018,201
UTILITIES 1.3%
Electric Utilities 0.6%
El Paso Electric Co. *(p)	728,886	10,969,734
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 0.7%
Atmos Energy Corp. (p)	540,191	$ 13,596,608
Total Common Stocks (cost $1,555,513,067)		1,868,613,789
PREFERRED STOCKS 0.1%
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Cincinnati Bell, Inc. (cost $2,621,125) *(p)	66,150	2,672,460

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 0.1%
CONSUMER DISCRETIONARY 0.1%
Specialty Retail 0.1%
Gadzooks, Inc., 5.00%, 10/09/2008 (cost $3,915,000) (g)(h) +	$ 3,915,000	2,035,800

	Shares	Value

SHORT-TERM INVESTMENTS 23.6%
MUTUAL FUND SHARES 23.6%
Evergreen Institutional Money Market Fund (o)	99,087,953	99,087,953
Navigator Prime Portfolio (pp)	365,912,141	365,912,141
Total Short-Term Investments (cost $465,000,094)		465,000,094
Total Investments (cost $2,027,049,286) 118.7%		2,338,322,143
Other Assets and Liabilities (18.7%)		(368,618,267)
Net Assets 100.0%		$ 1,969,703,876

*	Non-income producing security
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(p)	All or a portion of this security is on loan.
(pp)	Represents invesment of cash collateral received from securities on loan.
+	Security is deemed illiquid and is valued using market quotations where readily available. In the absence of market quotations, the security is valued based on its fair value determined under procedures approved by the Board of the Trustees.
(g)	Security which has defaulted on payment of interest and/or principal.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of July 31, 2004:
Consumer Discretionary	24.3%
Financials	16.8%
Industrials	16.1%
Materials	11.2%
Information Technology	8.8%
Consumer Staples	7.2%
Energy	6.8%
Health Care	5.6%
Telecommunication Services	1.9%
Utilities	1.3%
100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

Assets
Investments in securities, at value (cost $2,027,049,286) including
$355,597,043 of securities loaned	$ 2,338,322,143
Cash	78,462
Receivable for securities sold	1,379,760
Receivable for Fund shares sold	5,444,091
Dividends and interest receivable	1,319,416
Receivable for securities lending income	40,478
Prepaid expenses and other assets	310,134

Total assets	2,346,894,484

Liabilities
Payable for securities purchased	7,713,165
Payable for Fund shares redeemed	3,265,987
Payable for securities on loan	365,912,141
Advisory fee payable	100,067
Distribution Plan expenses payable	41,486
Due to other related parties	17,154
Accrued expenses and other liabilities	140,608

Total liabilities	377,190,608

Net assets	$ 1,969,703,876

Net assets represented by
Paid-in capital	$ 1,593,480,022
Overdistributed net investment income	(11,820)
Accumulated net realized gains on securities and foreign currency related transactions	64,962,817
Net unrealized gains on securities	311,272,857

Total net assets	$ 1,969,703,876

Net assets consists of
Class A	$ 659,113,804
Class B	202,069,163
Class C	106,126,209
Class I	1,002,367,874
Class R	26,826

Total net assets	$ 1,969,703,876

Shares outstanding
Class A	26,194,968
Class B	8,233,981
Class C	4,313,124
Class I	39,655,439
Class R	1,068

Net asset value per share
Class A	$ 25.16
Class A -- Offering price (based on sales charge of 5.75%)	$ 26.69
Class B	$ 24.54
Class C	$ 24.61
Class I	$ 25.28
Class R	$ 25.12

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended July 31, 2004

Investment income
Dividends (net of foreign withholding tax of $28,158)	$ 21,539,771
Interest	167,112
Income from affiliate	1,105,963

Total investment income	22,812,846

Expenses
Advisory fee	13,372,397
Distribution Plan expenses
Class A	1,493,892
Class B	1,899,322
Class C	881,159
Class R	11
Administrative services fee	1,678,611
Transfer agent fees	3,456,209
Trustees' fees and expenses	25,157
Printing and postage expenses	129,519
Custodian and accounting fees	364,405
Registration and filing fees	121,202
Professional fees	20,070
Other	37,072

Total expenses	23,479,026
Less: Expense reductions	(8,450)
Fee waivers and expense reimbursements	(1,317,370)

Net expenses	22,153,206

Net investment income	659,640

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	150,096,335
Foreign currency related transactions	(37)

Net realized gains on securities and foreign currency related transactions	150,096,298
Net change in unrealized gains or losses on securities and foreign currency related
transactions	152,565,927

Net realized and unrealized gains or losses on securities and foreign currency related
transactions	302,662,225

Net increase in net assets resulting from operations	$ 303,321,865

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2004(a)		2003

Operations
Net investment income		$659,640		$118,173
Net realized gains on securities,
futures contracts and foreign
currency related transactions		150,096,298		10,095,222
Net change in unrealized gains or
losses on securities, futures
contracts and foreign currency
related transactions		152,565,927		75,989,328

Net increase in net assets resulting
from operations		303,321,865		86,202,723

Distributions to shareholders from
Net investment income
Class I		(193,009)		(723,467)
Net realized gains
Class A		0		(2,754,835)
Class B		0		(210,864)
Class C		0		(155,231)
Class I		0		(9,087,254)

Total distributions to shareholders		(193,009)		(12,931,651)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	12,811,549	311,895,759	2,990,292	55,569,650
Class B	1,731,078	40,443,959	697,990	12,692,998
Class C	1,837,089	43,399,351	621,205	11,393,105
Class I	16,636,148	393,837,618	12,418,378	225,409,814
Class R	1,068	26,759	0	0

		789,603,446		305,065,567

Net asset value of shares issued in
reinvestment of distributions
Class A	0	0	149,799	2,663,418
Class B	0	0	11,350	199,192
Class C	0	0	7,538	132,595
Class I	4,731	112,242	530,304	9,428,799

		112,242		12,424,004

Automatic conversion of Class B
shares to Class A shares
Class A	188,022	4,569,370	16,506	301,631
Class B	(192,281)	(4,569,370)	(16,724)	(301,631)

		0		0

Payment for shares redeemed
Class A	(4,992,457)	(117,323,710)	(1,599,286)	(29,291,871)
Class B	(1,198,348)	(28,083,998)	(129,492)	(2,398,469)
Class C	(765,341)	(18,100,875)	(83,215)	(1,519,873)
Class I	(10,339,327)	(249,606,017)	(4,401,814)	(78,876,636)

		(413,114,600)		(112,086,849)

Net asset value of shares issued
in acquisition
Class A	0	0	12,124,372	248,220,988
Class B	0	0	7,164,789	144,115,998
Class C	0	0	2,589,581	52,226,101
Class I	0	0	12,894,902	264,423,409

		0		708,986,496

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to July 31, 2004.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended July 31,
	2004(a)	2003

Capital share transactions continued
Net increase in net assets resulting
from capital share transactions	$ 376,601,088	$ 914,389,218

Total increase in net assets	679,729,944	987,660,290
Net assets
Beginning of period	1,289,973,932	302,313,642

End of period	$ 1,969,703,876	$ 1,289,973,932

Overdistributed net investment income	$ (11,820)	$ (18,529)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Special Values Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class R and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided

NOTES TO FINANCIAL STATEMENTS continued

by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

NOTES TO FINANCIAL STATEMENTS continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain distributions received from real estate investment trusts.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.75% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.80% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended July 31, 2004, EIMC waived its fee in the amount of $1,316,091 and reimbursed expenses relating to Class A shares in the amount of $1,279 which represents 0.08% of the Fund's average daily net assets, and 0.00% of the average daily net assets of Class A shares, respectively. As of July 31, 2004, the Fund had $1,564,373 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.21% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended July 31, 2004, the Fund paid brokerage commissions of $252,208 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2004, EIS received $52,836 from the sale of Class A shares and $501, $107,997 and $11,165 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on July 11, 2003, the Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Small Cap Value Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C, Class I and Class IS shares of Evergreen Small Cap Value Fund at an exchange ratio of 0.93, 0.92, 0.91, 0.94 and 0.93 for Class A, Class B, Class C, Class I and Class A shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $74,715,238. The aggregate net assets of the Fund and Evergreen Small Cap Value Fund immediately prior to the acquisition were $559,802,793 and $708,986,496, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,268,789,289.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $986,930,454 and $602,194,043, respectively, for the year ended July 31, 2004.

During the year ended July 31, 2004, the Fund loaned securities to certain brokers. At July 31, 2004, the value of securities on loan and the value of collateral amounted to $355,597,043 and $365,912,141, respectively. During the year ended July 31, 2004, the Fund earned $268,446 in

NOTES TO FINANCIAL STATEMENTS continued

income from securities lending which is included in dividend income on the Statement of Operations.

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $2,029,933,761. The gross unrealized appreciation and depreciation on securities based on tax cost was $352,155,847 and $43,767,465, respectively, with a net unrealized appreciation of $308,388,382.

For income tax purposes, currency losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2004, the Fund incurred and will elect to defer post-October currency losses of $54.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2004, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Overdistributed	Long-term	Unrealized	Post-October
Ordinary Income	Capital Gain	Appreciation	Loss

$ 11,766	$ 7,847,292	$ 308,388,382	$ 54

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and real estate investment trusts.

The tax character of distributions paid was as follows:

	Year Ended July 31,
	2004	2003

Ordinary Income
	$ 0	$ 723,467
Long-term Capital Gain	193,009	12,208,184

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are

NOTES TO FINANCIAL STATEMENTS continued

based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended July 31, 2004, the Fund had no borrowings under this agreement.

12. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of

NOTES TO FINANCIAL STATEMENTS continued

e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Special Values Fund, a series of Evergreen Equity Trust, as of July 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Special Values Fund, as of July 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 10, 2004

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $193,009 for the fiscal year ended July 31, 2004.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567510 rv1   9/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Applicable for annual reports only.

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 7 series of the Registrant's annual financial statements for the fiscal years ended July 31, 2004 and July 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$123,996	$126,699

Audit-related fees (1)	7,080	2,077
Audit and audit-related fees	131,076	128,776

Tax fees (2)	7,752	3,945

All other fees	0	0

Total fees	$138,828	$132,721

(1) Audit-related fees consists principally of fees for interfund lending procedures and merger related activities.
(2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit -related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable at this time. Applicable for closed-end funds only.

Item 9 - Submission of Matters to a Vote of Security Holders
If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 22, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: September 22, 2004